United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.87%
Communication Services - 4.69%
Diversified Telecommunication Services - 1.21%
AT&T, Inc.	75,473	$2,268,718
Verizon Communications, Inc.	19,717	1,085,618

		3,354,336

Interactive Media & Services - 0.73%
Facebook, Inc., Class AA	12,200	2,033,618

Media - 2.32%
CBS Corp., Class B, NVDR	14,052	695,012
Comcast Corp., Class A	81,740	2,989,232
Discovery, Inc., Class CA	63,299	1,686,918
Interpublic Group of Cos., Inc.	13,800	313,950
News Corp., Class A	41,300	529,879
Omnicom Group, Inc.	3,186	248,126

		6,463,117

Wireless Telecommunication Services - 0.43%
Vodafone Group PLC, Sponsored ADR	65,932	1,202,600

Total Communication Services		13,053,671

Consumer Discretionary - 7.55%
Auto Components - 1.26%
Adient PLC	18,532	365,822
Garrett Motion, Inc.A	853	13,622
Goodyear Tire & Rubber Co.	29,959	634,831
Magna International, Inc.	46,927	2,482,908

		3,497,183

Automobiles - 2.21%
General Motors Co.	146,171	5,703,592
Harley-Davidson, Inc.	11,841	436,459

		6,140,051

Hotels, Restaurants & Leisure - 0.85%
Aramark	31,932	1,052,160
Carnival Corp.	4,942	284,560
Norwegian Cruise Line Holdings Ltd.A	19,965	1,026,800

		2,363,520

Household Durables - 1.30%
DR Horton, Inc.	26,211	1,007,813
Mohawk Industries, Inc.A	8,900	1,146,231
PulteGroup, Inc.	32,800	912,168
Tupperware Brands Corp.	20,500	559,035

		3,625,247

Internet & Direct Marketing Retail - 0.21%
eBay, Inc.A	17,200	578,780

Multiline Retail - 0.91%
Dollar General Corp.	21,951	2,533,804

Specialty Retail - 0.81%
Lowe’s Cos, Inc.	23,442	2,254,183

Total Consumer Discretionary		20,992,768

Consumer Staples - 3.15%
Beverages - 0.88%
Molson Coors Brewing Co., Class B	22,600	1,505,386

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.87% (continued)
Consumer Staples - 3.15% (continued)
Beverages - 0.88% (continued)
PepsiCo, Inc.	8,500	$957,695

		2,463,081

Food Products - 0.92%
Ingredion, Inc.	5,500	544,500
Kellogg Co.	4,792	282,776
Mondelez International, Inc., Class A	20,600	952,956
Tyson Foods, Inc., Class A	12,400	767,808

		2,548,040

Personal Products - 0.23%
Unilever PLC, Sponsored ADR	12,100	636,460

Tobacco - 1.12%
Altria Group, Inc.	21,614	1,066,651
Imperial Brands PLC, Sponsored ADR	27,160	910,811
Philip Morris International, Inc.	14,792	1,134,842

		3,112,304

Total Consumer Staples		8,759,885

Energy - 10.70%
Energy Equipment & Services - 1.82%
Halliburton Co.	37,100	1,163,456
Helmerich & Payne, Inc.	11,200	627,088
National Oilwell Varco, Inc.	21,600	636,768
Oceaneering International, Inc.A	27,055	424,493
Schlumberger Ltd.	49,700	2,197,237

		5,049,042

Oil, Gas & Consumable Fuels - 8.88%
Apache Corp.	49,214	1,615,203
BP PLC, Sponsored ADR	118,113	4,856,807
Canadian Natural Resources Ltd.	95,265	2,558,818
Chevron Corp.	22,274	2,553,714
ConocoPhillips	62,023	4,198,337
Devon Energy Corp.	43,607	1,162,127
Hess Corp.	29,732	1,605,528
Kosmos Energy Ltd.A	40,369	207,093
Marathon Oil Corp.	99,631	1,573,173
Marathon Petroleum Corp.	5,531	366,484
Murphy Oil Corp.	30,675	838,961
Phillips 66	23,035	2,197,769
Royal Dutch Shell PLC, Class A, Sponsored ADR	15,735	971,322

		24,705,336

Total Energy		29,754,378

Financials - 16.53%
Banks - 8.04%
Banco Santander S.A., ADRB	204,800	970,752
Bank of America Corp.	169,243	4,818,348
BNP Paribas S.A., ADRB	22,600	533,473
CIT Group, Inc.	6,650	307,164
Citigroup, Inc.	92,466	5,960,358
Citizens Financial Group, Inc.	28,168	955,459
Fifth Third Bancorp	11,800	316,476
JPMorgan Chase & Co.	37,323	3,862,931
PNC Financial Services Group, Inc.	4,399	539,625

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.87% (continued)
Financials - 16.53% (continued)
Banks - 8.04% (continued)
Wells Fargo & Co.	83,884	$4,102,766

		22,367,352

Capital Markets - 3.23%
Bank of New York Mellon Corp.	5,915	309,473
Blackstone Group LP, MLP	56,230	1,894,951
E*TRADE Financial Corp.	10,400	485,264
Goldman Sachs Group, Inc.	7,697	1,524,083
Invesco Ltd.	42,700	777,994
KKR & Co., Inc., Class A	99,684	2,237,906
Morgan Stanley	15,037	636,065
State Street Corp.	15,606	1,106,465

		8,972,201

Consumer Finance - 2.27%
Ally Financial, Inc.	18,200	474,292
Capital One Financial Corp.	15,229	1,227,305
Discover Financial Services	13,200	890,868
Navient Corp.	39,575	451,155
OneMain Holdings, Inc.A	20,265	605,721
Santander Consumer USA Holdings, Inc.	46,679	889,702
SLM Corp.A	121,730	1,303,728
Synchrony Financial	15,800	474,632

		6,317,403

Diversified Financial Services - 0.99%
AXA Equitable Holdings, Inc.	51,200	949,248
Berkshire Hathaway, Inc., Class BA	8,842	1,817,385

		2,766,633

Insurance - 2.00%
American International Group, Inc.	107,911	4,664,992
Travelers Cos., Inc.	7,057	885,936

		5,550,928

Total Financials		45,974,517

Health Care - 6.69%
Biotechnology - 0.52%
Biogen, Inc.A	1,372	457,946
Gilead Sciences, Inc.	9,720	680,498
Portola Pharmaceuticals, Inc.A B	11,300	306,230

		1,444,674

Health Care Equipment & Supplies - 1.34%
Medtronic PLC	35,208	3,112,035
Zimmer Biomet Holdings, Inc.	5,632	617,042

		3,729,077

Health Care Providers & Services - 1.97%
Anthem, Inc.	9,198	2,786,994
CVS Health Corp.	41,317	2,708,329

		5,495,323

Pharmaceuticals - 2.86%
Bristol-Myers Squibb Co.	18,702	923,318
GlaxoSmithKline PLC, Sponsored ADR	24,243	950,326
Horizon Pharma PLCA	18,312	393,525
Jazz Pharmaceuticals PLCA	2,893	364,200
Johnson & Johnson	3,994	531,521
Merck & Co., Inc.	15,219	1,132,750

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.87% (continued)
Health Care - 6.69% (continued)
Pharmaceuticals - 2.86% (continued)
Mylan N.V.A	20,644	$618,288
Pfizer, Inc.	39,052	1,657,757
Sanofi, ADR	31,723	1,378,364

		7,950,049

Total Health Care		18,619,123

Industrials - 5.72%
Aerospace & Defense - 0.86%
Embraer S.A., Sponsored ADR	10,824	230,335
General Dynamics Corp.	3,108	531,996
Raytheon Co.	6,088	1,003,059
United Technologies Corp.	5,328	629,077

		2,394,467

Airlines - 0.93%
American Airlines Group, Inc.	44,061	1,576,062
Delta Air Lines, Inc.	20,445	1,010,596

		2,586,658

Building Products - 0.75%
Johnson Controls International PLC	60,882	2,055,985
Resideo Technologies, Inc.A	1,422	31,184

		2,087,169

Electrical Equipment - 0.17%
Eaton Corp. PLC	6,083	463,829

Industrial Conglomerates - 1.56%
General Electric Co.	307,735	3,126,588
Honeywell International, Inc.	8,535	1,225,882

		4,352,470

Machinery - 1.05%
CNH Industrial N.V.	124,280	1,231,615
Cummins, Inc.	9,272	1,364,004
PACCAR, Inc.	4,839	317,051

		2,912,670

Trading Companies & Distributors - 0.40%
AerCap Holdings N.V.A	23,591	1,114,911

Total Industrials		15,912,174

Information Technology - 6.88%
Communications Equipment - 0.52%
Cisco Systems, Inc.	17,171	812,017
Telefonaktiebolaget LM Ericsson, Sponsored ADR	71,220	634,570

		1,446,587

Electronic Equipment, Instruments & Components - 0.90%
Corning, Inc.	34,995	1,163,934
IPG Photonics Corp.A	6,500	864,500
TE Connectivity Ltd.	5,858	474,205

		2,502,639

IT Services - 0.11%
Teradata Corp.A	7,118	315,897

Semiconductors & Semiconductor Equipment - 1.71%
Micron Technology, Inc.A	55,335	2,114,904

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.87% (continued)
Information Technology - 6.88% (continued)
Semiconductors & Semiconductor Equipment - 1.71% (continued)
NVIDIA Corp.	4,900	$704,375
QUALCOMM, Inc.	29,752	1,473,319
Texas Instruments, Inc.	4,700	473,196

		4,765,794

Software - 2.78%
Microsoft Corp.	38,342	4,004,055
Oracle Corp.	73,929	3,713,453

		7,717,508

Technology Hardware, Storage & Peripherals - 0.86%
Hewlett Packard Enterprise Co.	152,508	2,377,599

Total Information Technology		19,126,024

Materials - 3.12%
Chemicals - 2.21%
Air Products & Chemicals, Inc.	12,878	2,117,014
DowDuPont, Inc.	45,227	2,433,665
Eastman Chemical Co.	12,585	1,014,603
Huntsman Corp.	26,100	573,417

		6,138,699

Containers & Packaging - 0.73%
Crown Holdings, Inc.A	21,535	1,098,285
International Paper Co.	19,925	945,043

		2,043,328

Metals & Mining - 0.18%
Freeport-McMoRan, Inc.	42,000	488,880

Total Materials		8,670,907

Utilities - 0.84%
Electric Utilities - 0.84%
Entergy Corp.	7,999	713,431
PPL Corp.	25,947	812,660
Southern Co.	16,543	803,989

		2,330,080

Total Utilities		2,330,080

Total Common Stocks (Cost $152,900,430)		183,193,527

	Principal Amount
CORPORATE OBLIGATIONS - 11.24%
Basic Materials - 0.23%
Dow Chemical Co.,
4.125%, Due 11/15/2021	$145,000	148,519
3.500%, Due 10/1/2024	299,000	296,040
EI du Pont de Nemours & Co., 2.200%, Due 5/1/2020	70,000	69,625
Nucor Corp.,
4.125%, Due 9/15/2022	52,000	53,640
4.000%, Due 8/1/2023	80,000	82,064

		649,888

Communications - 0.94%
Amazon.com, Inc., 3.875%, Due 8/22/2037	70,000	70,261

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 11.24% (continued)
Communications - 0.94% (continued)
AT&T, Inc.,
4.450%, Due 4/1/2024	$80,000	$83,093
3.400%, Due 5/15/2025	169,000	165,321
4.500%, Due 5/15/2035	61,000	57,618
6.350%, Due 3/15/2040	40,000	43,932
CBS Corp., 3.375%, Due 3/1/2022	337,000	335,425
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, Due 2/15/2028	90,000	83,392
Comcast Corp.,
3.150%, Due 3/1/2026	84,000	81,899
4.600%, Due 10/15/2038	75,000	77,523
6.550%, Due 7/1/2039	217,000	270,194
eBay, Inc., 2.150%, Due 6/5/2020	55,000	54,342
Fox Corp., 5.476%, Due 1/25/2039C	55,000	57,590
NBCUniversal Enterprise, Inc., 3.197%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)C D	735,000	735,676
RELX Capital, Inc., 3.500%, Due 3/16/2023	55,000	54,704
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	115,000	107,418
4.329%, Due 9/21/2028	180,000	186,222
Warner Media LLC, 4.750%, Due 3/29/2021	157,000	162,016

		2,626,626

Consumer, Cyclical - 1.68%
American Honda Finance Corp.,
3.875%, Due 9/21/2020C	250,000	253,378
3.375%, Due 12/10/2021	130,000	131,071
Aptiv Corp., 4.150%, Due 3/15/2024	85,000	85,048
Costco Wholesale Corp., 2.150%, Due 5/18/2021	90,000	88,864
Daimler Finance North America LLC,
2.250%, Due 9/3/2019C	169,000	168,131
2.450%, Due 5/18/2020C	313,000	309,771
3.127%, Due 2/22/2021, (3-mo. USD LIBOR + 0.450%)C D	575,000	570,131
Dollar General Corp., 4.125%, Due 5/1/2028	50,000	49,714
Dollar Tree, Inc., 3.700%, Due 5/15/2023	85,000	83,995
Ford Motor Credit Co. LLC,
3.797%, Due 1/9/2020, (3-mo. USD LIBOR + 1.000%)D	222,000	221,097
3.605%, Due 4/5/2021, (3-mo. USD LIBOR + 0.810%)D	470,000	454,891
5.875%, Due 8/2/2021	200,000	205,144
3.810%, Due 1/9/2024	60,000	54,488
General Motors Financial Co., Inc.,
3.727%, Due 4/13/2020, (3-mo. USD LIBOR + 0.930%)D	805,000	801,997
3.150%, Due 6/30/2022	90,000	87,019
Home Depot, Inc., 2.700%, Due 4/1/2023	72,000	72,088
McDonald’s Corp., 3.700%, Due 1/30/2026	98,000	98,600
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	70,000	70,983
PACCAR Financial Corp.,
1.300%, Due 5/10/2019	58,000	57,791
2.200%, Due 9/15/2019	52,000	51,716
Starbucks Corp., 4.000%, Due 11/15/2028	90,000	90,835
Toyota Motor Credit Corp., 3.450%, Due 9/20/2023	200,000	203,528
Walgreens Boots Alliance, Inc., 3.800%, Due 11/18/2024	145,000	144,743
Walmart, Inc.,
3.400%, Due 6/26/2023	80,000	81,984
7.550%, Due 2/15/2030	169,000	229,769

		4,666,776

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 11.24% (continued)
Consumer, Non-Cyclical - 1.27%
AbbVie, Inc.,
3.200%, Due 5/14/2026	$85,000	$80,248
4.300%, Due 5/14/2036	57,000	52,522
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	149,644
Amgen, Inc., 4.400%, Due 5/1/2045	75,000	71,254
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, Due 2/1/2026C	145,000	142,463
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	35,000	31,994
5.450%, Due 1/23/2039	1,080,000	1,128,386
5.550%, Due 1/23/2049	50,000	52,211
Anthem, Inc., 2.500%, Due 11/21/2020	65,000	64,343
Baxalta, Inc., 4.000%, Due 6/23/2025	20,000	19,838
Bayer US Finance LLC, 2.375%, Due 10/8/2019C	300,000	297,914
Celgene Corp., 5.250%, Due 8/15/2043	35,000	35,716
Cigna Corp., 4.125%, Due 11/15/2025C	75,000	76,520
CVS Health Corp.,
2.125%, Due 6/1/2021	60,000	58,691
5.050%, Due 3/25/2048	55,000	56,460
Genzyme Corp., 5.000%, Due 6/15/2020	39,000	40,102
Humana, Inc., 3.150%, Due 12/1/2022	115,000	113,242
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	45,000	46,066
Kraft Heinz Foods Co., 5.000%, Due 7/15/2035	65,000	62,248
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	318,818
Molson Coors Brewing Co., 3.000%, Due 7/15/2026	90,000	83,538
Moody’s Corp., 4.875%, Due 12/17/2048	50,000	52,192
Reynolds American, Inc., 5.850%, Due 8/15/2045	65,000	63,084
S&P Global, Inc., 4.400%, Due 2/15/2026	70,000	72,893
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	120,000	119,810
3.950%, Due 10/15/2042	80,000	78,419
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	85,000	82,267
Zoetis, Inc., 3.000%, Due 9/12/2027	75,000	70,075

		3,520,958

Energy - 0.34%
BP Capital Markets America, Inc., 3.796%, Due 9/21/2025	50,000	51,520
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	81,000	82,591
Concho Resources, Inc., 4.300%, Due 8/15/2028	85,000	85,903
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	45,000	52,032
EOG Resources, Inc., 4.150%, Due 1/15/2026	70,000	73,125
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	60,000	59,175
MPLX LP,
4.800%, Due 2/15/2029	60,000	62,204
5.200%, Due 3/1/2047	46,000	45,047
ONEOK, Inc., 4.550%, Due 7/15/2028	90,000	91,153
Phillips 66, 4.300%, Due 4/1/2022	47,000	48,709
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	53,000	50,378
3.750%, Due 3/1/2028	50,000	47,569
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	63,000	60,107
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	48,000	48,322
TC PipeLines LP, 3.900%, Due 5/25/2027	40,000	38,415
Valero Energy Corp., 4.350%, Due 6/1/2028	60,000	60,966

		957,216

Financial - 4.09%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	85,000	80,906

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 11.24% (continued)
Financial - 4.09% (continued)
American Express Co.
3.192%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)D	$300,000	$300,604
3.400%, Due 2/27/2023	70,000	70,242
4.200%, Due 11/6/2025	115,000	119,108
4.050%, Due 12/3/2042	45,000	44,325
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	304,453
Bank of America Corp.,
3.124%, Due 1/20/2023, (3-mo. USD LIBOR + 1.160%)D	210,000	209,268
4.125%, Due 1/22/2024	193,000	200,443
6.110%, Due 1/29/2037	176,000	206,478
5.000%, Due 1/21/2044	190,000	208,937
Bank of New York Mellon Corp., 3.250%, Due 5/16/2027	140,000	138,075
BB&T Corp., 2.750%, Due 4/1/2022	150,000	148,299
Boston Properties LP, 3.200%, Due 1/15/2025	130,000	125,781
Capital One Financial Corp., 2.500%, Due 5/12/2020	115,000	114,190
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	85,000	83,699
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	70,000	69,872
Citibank NA, 2.968%, Due 2/12/2021, (3-mo. USD LIBOR + 0.350%)D	510,000	509,783
Citigroup, Inc.,
3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)D	250,000	249,238
5.875%, Due 1/30/2042	145,000	172,521
Crown Castle International Corp., 3.400%, Due 2/15/2021	84,000	84,036
Digital Realty Trust LP, 3.700%, Due 8/15/2027	95,000	91,191
ERP Operating LP, 3.000%, Due 4/15/2023	52,000	51,563
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	413,121
3.427%, Due 2/23/2023, (3-mo. USD LIBOR + 0.750%)D	1,040,000	1,028,188
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)D	155,000	151,766
3.500%, Due 1/23/2025	95,000	93,626
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)D	85,000	82,532
HCP, Inc., 2.625%, Due 2/1/2020	85,000	84,591
Intercontinental Exchange, Inc., 2.750%, Due 12/1/2020	35,000	34,825
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	439,790
3.797%, Due 7/23/2024, (3-mo. USD LIBOR + 0.890%)D	85,000	86,421
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)D	120,000	119,522
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)D	95,000	90,602
5.500%, Due 10/15/2040	313,000	360,583
KeyCorp, 5.100%, Due 3/24/2021	60,000	62,521
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023C	25,000	25,395
4.569%, Due 2/1/2029C	88,000	89,664
Mastercard, Inc., 3.375%, Due 4/1/2024	105,000	107,391
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	209,998
4.721%, Due 12/15/2044	193,000	201,847
Metropolitan Life Global Funding I, 3.034%, Due 1/8/2021, (3-mo. USD LIBOR + 0.230%)C D	480,000	478,958
Morgan Stanley,
5.625%, Due 9/23/2019	169,000	171,918
3.700%, Due 10/23/2024	170,000	171,260
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)D	105,000	102,478
National Rural Utilities Cooperative Finance Corp.,
1.650%, Due 2/8/2019	27,000	26,997
2.950%, Due 2/7/2024	65,000	64,229
4.300%, Due 3/15/2049	50,000	50,980
PNC Financial Services Group, Inc., 3.300%, Due 3/8/2022	110,000	110,682
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	324,088
Public Storage, 2.370%, Due 9/15/2022	105,000	102,075

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 11.24% (continued)
Financial - 4.09% (continued)
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	$105,000	$99,875
Simon Property Group LP,
2.200%, Due 2/1/2019	170,000	170,000
3.375%, Due 10/1/2024	313,000	312,993
State Street Corp., 3.300%, Due 12/16/2024	120,000	120,668
SunTrust Bank, 2.450%, Due 8/1/2022	110,000	107,157
Travelers Cos., Inc., 4.000%, Due 5/30/2047	35,000	34,376
US Bancorp, 3.375%, Due 2/5/2024	70,000	70,576
Ventas Realty LP, 5.700%, Due 9/30/2043	55,000	60,664
Visa, Inc.,
2.800%, Due 12/14/2022	65,000	65,173
3.150%, Due 12/14/2025	105,000	105,738
Wells Fargo & Co.,
3.790%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)D	1,087,000	1,099,783
3.750%, Due 1/24/2024	95,000	96,658
3.000%, Due 10/23/2026	65,000	62,132
4.750%, Due 12/7/2046	90,000	92,271

		11,367,124

Industrial - 0.84%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	314,754
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	65,000	66,410
5.750%, Due 5/1/2040	202,000	243,409
Caterpillar Financial Services Corp., 1.350%, Due 5/18/2019	105,000	104,557
CSX Corp., 5.500%, Due 4/15/2041	157,000	175,303
Eaton Corp., 2.750%, Due 11/2/2022	75,000	73,860
General Dynamics Corp., 2.875%, Due 5/11/2020	135,000	135,303
General Electric Co., 5.500%, Due 1/8/2020	120,000	122,522
John Deere Capital Corp.,
1.950%, Due 6/22/2020	105,000	103,782
2.150%, Due 9/8/2022	90,000	87,249
Lockheed Martin Corp., 3.550%, Due 1/15/2026	90,000	91,170
Martin Marietta Materials, Inc., 4.250%, Due 12/15/2047	95,000	77,577
Northrop Grumman Corp.,
5.050%, Due 8/1/2019	72,000	72,742
3.850%, Due 4/15/2045	130,000	120,409
Union Pacific Corp., 4.100%, Due 9/15/2067	90,000	76,655
United Technologies Corp.,
1.900%, Due 5/4/2020	105,000	103,587
4.125%, Due 11/16/2028	95,000	97,715
6.125%, Due 7/15/2038	217,000	256,110

		2,323,114

Technology - 0.84%
Analog Devices, Inc., 3.900%, Due 12/15/2025	75,000	74,396
Apple, Inc., 2.850%, Due 5/11/2024	170,000	169,316
Autodesk, Inc., 3.500%, Due 6/15/2027	55,000	52,077
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, Due 1/15/2024	55,000	53,485
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	65,000	62,326
Dell International LLC / EMC Corp., 4.420%, Due 6/15/2021C	135,000	137,319
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	1,180,000	1,202,214
HP, Inc., 4.050%, Due 9/15/2022	145,000	147,488
Intel Corp., 3.300%, Due 10/1/2021	86,000	87,613
Microsoft Corp., 4.450%, Due 11/3/2045	50,000	55,569
Oracle Corp.,
2.500%, Due 5/15/2022	115,000	113,641
4.300%, Due 7/8/2034	112,000	117,262

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 11.24% (continued)
Technology - 0.84% (continued)
QUALCOMM, Inc., 3.000%, Due 5/20/2022	$65,000	$64,876

		2,337,582

Utilities - 1.01%
American Electric Power Co., Inc., 3.650%, Due 12/1/2021, Series I	80,000	81,082
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	287,000	348,385
Consolidated Edison Co. of New York, Inc.,
5.500%, Due 12/1/2039, Series 09-C	169,000	191,883
4.625%, Due 12/1/2054	55,000	55,016
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	61,000	62,089
Dominion Energy, Inc., 2.579%, Due 7/1/2020	90,000	89,211
DPL, Inc., 7.250%, Due 10/15/2021	295,000	313,437
Duke Energy Corp., 3.550%, Due 9/15/2021	130,000	130,874
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	125,000	125,130
Edison International, 2.950%, Due 3/15/2023	82,000	76,994
Entergy Louisiana, LLC, 4.000%, Due 3/15/2033	67,000	68,200
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	50,090
MidAmerican Energy Co., 3.100%, Due 5/1/2027	100,000	97,466
National Fuel Gas Co., 3.950%, Due 9/15/2027	125,000	116,679
Nevada Power Co., 2.750%, Due 4/15/2020, Series BB	50,000	49,985
NiSource, Inc.,
3.490%, Due 5/15/2027	70,000	67,672
3.950%, Due 3/30/2048	65,000	58,294
Southern Co., 2.750%, Due 6/15/2020	241,000	240,198
Southern Power Co.,
4.150%, Due 12/1/2025	84,000	83,680
4.950%, Due 12/15/2046, Series F	62,000	59,526
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	289,175
Union Electric Co., 6.700%, Due 2/1/2019	61,000	61,000
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	94,000	94,078

		2,810,144

Total Corporate Obligations (Cost $30,794,363)		31,259,428

FOREIGN CORPORATE OBLIGATIONS - 1.34%
Basic Materials - 0.03%
Nutrien Ltd., 4.000%, Due 12/15/2026	74,000	71,962

Communications - 0.59%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	315,192
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	203,459
Bell Canada, Inc., 4.464%, Due 4/1/2048	45,000	44,518
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042C	150,000	147,584
Rogers Communications, Inc., 3.625%, Due 12/15/2025	85,000	83,838
TELUS Corp., 2.800%, Due 2/16/2027	74,000	68,988
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	147,084
3.850%, Due 9/29/2024	193,000	189,658
Vodafone Group PLC, 6.150%, Due 2/27/2037	393,000	430,081

		1,630,402

Consumer, Non-Cyclical - 0.08%
Coca-Cola Femsa S.A.B. de C.V., 3.875%, Due 11/26/2023	65,000	66,232
Sanofi, 4.000%, Due 3/29/2021	75,000	76,597
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	85,000	81,703

		224,532

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.34% (continued)
Energy - 0.22%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	$60,000	$60,500
6.250%, Due 3/15/2038	176,000	203,546
Husky Energy, Inc., 3.950%, Due 4/15/2022	100,000	101,096
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	147,651
6.100%, Due 6/1/2040	82,000	95,245

		608,038

Financial - 0.32%
3.300%, Due 2/5/2024	140,000	139,712
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)D	148,000	146,925
Nordea Bank AB, 4.875%, Due 1/27/2020C	120,000	122,212
Royal Bank of Canada,
2.125%, Due 3/2/2020	55,000	54,628
3.200%, Due 4/30/2021	130,000	130,790
Toronto-Dominion Bank,
3.000%, Due 6/11/2020	70,000	70,158
2.550%, Due 1/25/2021	80,000	79,511
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	67,000	67,015
Westpac Banking Corp., 2.650%, Due 1/25/2021	90,000	89,574

		900,525

Industrial - 0.10%
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	145,000	143,623
Johnson Controls International PLC, 5.000%, Due 3/30/2020	145,000	147,683

		291,306

Total Foreign Corporate Obligations (Cost $3,637,879)		3,726,765

FOREIGN SOVEREIGN OBLIGATIONS - 0.17%
European Investment Bank, 2.375%, Due 6/15/2022	125,000	124,193
Kreditanstalt fuer Wiederaufbau, 2.125%, Due 6/15/2022	120,000	118,284
Province of Ontario Canada, 2.500%, Due 4/27/2026	120,000	116,069
Province of Quebec Canada, 2.375%, Due 1/31/2022	105,000	103,935

Total Foreign Sovereign Obligations (Cost $469,312)		462,481

ASSET-BACKED OBLIGATIONS - 0.98%
Ally Auto Receivables Trust, 1.750%, Due 12/15/2021, 2017 4 A3	285,000	282,136
Americredit Automobile Receivables Trust, 1.530%, Due 7/8/2021, 2016 4 A3	67,474	67,173
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	185,000	183,303
BMW Vehicle Lease Trust, 2.070%, Due 10/20/2020, 2017 2 A3	180,000	178,828
Capital One Multi-Asset Execution Trust, 1.340%, Due 4/15/2022, 2016 A3 A3	318,000	316,254
Chase Issuance Trust, 1.370%, Due 6/15/2021, 2016 A2 A	265,000	263,599
Ford Credit Auto Lease Trust, 2.030%, Due 12/15/2020, 2017 B A3	170,000	168,988
Ford Credit Auto Owner Trust, 2.030%, Due 8/15/2020, 2015 A B	292,000	291,328
GM Financial Automobile Leasing Trust, 2.060%, Due 5/20/2020, 2017 1 A3	222,000	221,248
GM Financial Consumer Automobile Receivables Trust, 2.320%, Due 7/18/2022, 2018 1 A3	95,000	94,207
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	190,000	191,092
Mercedes-Benz Auto Lease Trust, 3.100%, Due 11/15/2021, 2019 A A3	105,000	105,197
Nissan Auto Receivables Owner Trust, 2.120%, Due 4/18/2022, 2017 C A3	100,000	99,023
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	130,000	130,565
World Omni Auto Receivables Trust, 1.950%, Due 2/15/2023, 2017 B A3	135,000	132,957

Total Asset-Backed Obligations (Cost $2,739,351)		2,725,898

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.64%
Ginnie Mae REMIC Trust,
3.200%, Due 11/16/2044, 2011-92 B	$1,197	$1,194
1.368%, Due 11/16/2041, 2013-125 AB	598,558	571,342
1.147%, Due 12/16/2038, 2013-139 A	292,418	285,567
1.624%, Due 7/16/2039, 2013-78 AB	430,885	413,203
GS Mortgage Securities Trust, 3.679%, Due 8/10/2043, 2010-C1 A1C	12,558	12,586
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	269,742	269,993
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	219,000	221,110

Total Commercial Mortgage-Backed Obligations (Cost $1,831,870)		1,774,995

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.27%
Federal Home Loan Mortgage Corp.,
4.500%, Due 3/1/2019	682	694
5.000%, Due 10/1/2020	4,025	4,092
3.500%, Due 8/1/2026	28,684	29,232
3.500%, Due 9/1/2028	49,783	50,770
3.000%, Due 11/1/2032	134,714	134,932
5.000%, Due 8/1/2033	43,897	46,903
5.500%, Due 2/1/2034	45,302	49,209
4.000%, Due 1/1/2041	159,036	164,373
4.500%, Due 2/1/2041	111,637	117,411
3.500%, Due 6/1/2042	524,385	531,408
3.500%, Due 7/1/2042	147,222	149,194
3.000%, Due 11/1/2046	311,925	306,629
3.500%, Due 1/1/2048	427,172	429,852
4.000%, Due 9/1/2048	261,157	267,625

		2,282,324

Federal National Mortgage Association,
4.000%, Due 8/1/2020	8,521	8,763
3.500%, Due 1/1/2028	49,900	50,935
4.000%, Due 10/1/2033	249,406	256,606
5.000%, Due 3/1/2034	47,930	51,486
4.500%, Due 4/1/2034	86,742	91,001
3.500%, Due 6/1/2037	299,756	304,840
5.500%, Due 6/1/2038	8,989	9,775
4.500%, Due 1/1/2040	123,364	129,625
5.000%, Due 5/1/2040	197,731	210,753
5.000%, Due 6/1/2040	156,473	166,778
4.000%, Due 9/1/2040	106,168	109,601
4.000%, Due 1/1/2041	208,490	215,231
3.000%, Due 6/1/2043	831,007	820,621
3.500%, Due 7/1/2043	147,192	148,837
3.000%, Due 8/1/2043	726,222	717,146
4.000%, Due 11/1/2044	121,744	126,673
4.000%, Due 7/1/2045	503,633	517,191
3.500%, Due 8/1/2045	133,087	134,379
3.500%, Due 11/1/2045	1,476,531	1,489,954
3.000%, Due 4/1/2046	174,912	171,913
3.500%, Due 5/1/2046	505,504	509,600
4.000%, Due 7/1/2046	208,169	213,868
3.000%, Due 10/1/2046	51,566	50,666
3.000%, Due 11/1/2046	341,058	335,632
3.500%, Due 11/1/2046	426,277	430,481
3.000%, Due 12/1/2046	203,357	200,121
3.000%, Due 2/1/2047	226,870	222,978
3.500%, Due 3/1/2047	107,388	108,044
4.500%, Due 7/1/2047	133,194	138,713
4.500%, Due 8/1/2047	134,507	139,990

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.27% (continued)
Federal National Mortgage Association (continued)
3.500%, Due 9/1/2047	$131,722	$132,797
4.000%, Due 11/1/2047	221,931	227,682
4.000%, Due 4/1/2048	414,833	425,261
4.500%, Due 4/1/2048	120,208	124,983
4.500%, Due 7/1/2048	383,703	398,810
5.000%, Due 8/1/2048	227,048	239,081
5.000%, Due 9/1/2048	227,841	239,916

		9,870,731

Government National Mortgage Association,
6.500%, Due 8/15/2027	39,519	43,047
6.500%, Due 11/15/2027	43,290	47,239
7.500%, Due 12/15/2028	40,593	45,714
5.500%, Due 7/15/2033	45,667	50,106
6.000%, Due 12/15/2033	58,952	65,161
5.500%, Due 2/20/2034	63,675	69,534
5.000%, Due 10/15/2039	97,922	105,134
3.500%, Due 9/15/2041	264,053	268,733
3.000%, Due 1/20/2046	78,365	78,081
3.000%, Due 4/20/2046	199,740	198,677
3.000%, Due 6/20/2046	264,713	263,142
3.500%, Due 8/20/2047	84,640	85,787
3.500%, Due 10/20/2047	82,186	83,299
4.000%, Due 1/20/2048	492,853	507,233
4.500%, Due 11/20/2048	229,021	237,984
4.500%, Due 12/20/2048	229,586	238,881
5.000%, Due 1/20/2049	115,000	120,392

		2,508,144

Total U.S. Agency Mortgage-Backed Obligations (Cost $14,783,621)		14,661,199

U.S. TREASURY OBLIGATIONS - 12.40%
U.S. Treasury Notes/Bonds,
1.750%, Due 10/31/2020	319,000	314,938
1.250%, Due 3/31/2021	964,000	939,975
1.375%, Due 4/30/2021	964,000	941,218
2.000%, Due 5/31/2021	1,446,000	1,430,806
2.000%, Due 2/15/2022	1,621,000	1,600,548
1.750%, Due 9/30/2022	500,000	488,047
1.625%, Due 11/15/2022	964,000	935,758
2.000%, Due 2/15/2023	500,000	491,523
2.625%, Due 2/28/2023	945,000	951,755
2.750%, Due 7/31/2023	500,000	506,504
2.500%, Due 8/15/2023	964,000	966,033
2.375%, Due 8/15/2024	1,100,000	1,094,285
2.875%, Due 7/31/2025	500,000	510,781
6.875%, Due 8/15/2025	279,000	351,704
2.000%, Due 11/15/2026	1,245,000	1,194,957
2.875%, Due 5/15/2028	200,000	204,023
2.875%, Due 8/15/2028	6,525,000	6,656,265
5.250%, Due 11/15/2028	217,000	265,342
4.750%, Due 2/15/2037	304,000	389,263
4.500%, Due 8/15/2039	241,000	301,758
3.125%, Due 11/15/2041	331,000	340,335
2.500%, Due 5/15/2046	2,173,000	1,966,989
3.000%, Due 8/15/2048	11,670,000	11,640,369

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
U.S. TREASURY OBLIGATIONS - 12.40% (continued)
		$34,483,176

Total U.S. Treasury Obligations		34,483,176

SHORT-TERM INVESTMENTS - 1.09%
Investment Companies - 0.94%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%E F	2,614,633	2,614,633

	Principal Amount
U.S. Treasury Obligations - 0.15%
U.S. Treasury Notes/Bonds, 0.75%, Due 7/15/2019	$431,000	427,683

Total Short-Term Investments (Cost $3,042,250)		3,042,316

	Shares
SECURITIES LENDING COLLATERAL - 0.66% (Cost $1,832,205)
Investment Companies - 0.66%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%E F	1,832,205	1,832,205

TOTAL INVESTMENTS - 99.66% (Cost $245,805,190)		277,161,990
OTHER ASSETS, NET OF LIABILITIES - 0.34%		959,364

TOTAL NET ASSETS - 100.00%		$278,121,354

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2019.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,940,044 or 1.42% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2019.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

REMIC - Real Estate Mortgage Investment Conduit.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Long Futures Contracts Open on January 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	17	March 2019	$2,217,911	$2,298,825	$80,914

			$2,217,911	$2,298,825	$80,914

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2019, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$183,193,527	$—	$—	$183,193,527
Corporate Obligations	—	31,259,428	—	31,259,428
Foreign Corporate Obligations	—	3,726,765	—	3,726,765
Foreign Sovereign Obligations	—	462,481	—	462,481
Asset-Backed Obligations	—	2,725,898	—	2,725,898
Commercial Mortgage-Backed Obligations	—	1,774,995	—	1,774,995
U.S. Agency Mortgage-Backed Obligations	—	14,661,199	—	14,661,199
U.S. Treasury Obligations	—	34,483,176	—	34,483,176
Short-Term Investments
Investment Companies	2,614,633	—	—	2,614,633
U.S. Treasury Obligations	—	427,683	—	427,683
Securities Lending Collateral	1,832,205	—	—	1,832,205

Total Investments in Securities - Assets	$187,640,365	$89,521,625	$—	$277,161,990

Financial Derivative Instruments - Assets
Futures Contracts	$80,914	$—	$—	$80,914

Total Financial Derivative Instruments - Assets	$80,914	$—	$—	$80,914

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended January 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 3.000%, Due 8/15/2048		4.2
U.S. Treasury Notes/Bonds, 2.875%, Due 8/15/2028		2.4
Citigroup, Inc.		2.1
General Motors Co.		2.1
American International Group, Inc.		1.7
Bank of America Corp.		1.7
BP PLC, Sponsored ADR		1.7
ConocoPhillips		1.5
Wells Fargo & Co.		1.5
Microsoft Corp.		1.4
Total Fund Holdings	496

Sector Allocation (% Equities)
Financials		25.1
Energy		16.2
Consumer Discretionary		11.5
Information Technology		10.4
Health Care		10.2
Industrials		8.7
Communication Services		7.1
Consumer Staples		4.8
Materials		4.7
Utilities		1.3

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations		39.0
U.S. Agency Mortgage-Backed Obligations		16.4
Financial		13.7
Consumer, Cyclical		5.2
Communications		4.8
Consumer, Non-Cyclical		4.2
Utilities		3.1
Asset-Backed Obligations		3.0
Industrial		2.9
Technology		2.6
Commercial Mortgage-Backed Obligations		2.0
Energy		1.8
Basic Materials		0.8
Foreign Sovereign Obligations		0.5

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 60.30%
Basic Materials - 2.66%
EI du Pont de Nemours & Co., 3.266%, Due 5/1/2020, (3-mo. USD LIBOR + 0.530%)A	$8,065,000	$8,087,796

Communications - 6.88%
Comcast Corp., 3.127%, Due 10/1/2020B	7,185,000	7,192,707
Walt Disney Co., 3.126%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)A	13,772,000	13,758,311

		20,951,018

Consumer, Non-Cyclical - 5.22%
Merck & Co., Inc., 2.990%, Due 2/10/2020, (3-mo. USD LIBOR + 0.375%)A	4,860,000	4,876,120
PepsiCo, Inc.,
3.325%, Due 10/6/2021, (3-mo. USD LIBOR + 0.530%)A	6,460,000	6,500,246
2.924%, Due 5/2/2022, (3-mo. USD LIBOR + 0.365%)A	4,525,000	4,506,131

		15,882,497

Energy - 1.37%
Chevron Corp., 3.146%, Due 11/15/2021, (3-mo. USD LIBOR + 0.530%)A	4,140,000	4,155,426

Financial - 26.81%
American Express Credit Corp., 3.438%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	7,068,000	7,066,078
Bank of America Corp.,
3.421%, Due 7/21/2021, (3-mo. USD LIBOR + 0.660%)A	3,730,000	3,743,470
3.472%, Due 6/25/2022, (3-mo. USD LIBOR + 0.650%)A	3,820,000	3,813,399
Citibank NA, 2.968%, Due 2/12/2021, (3-mo. USD LIBOR + 0.350%)A	4,726,000	4,723,991
Fifth Third Bank, 3.376%, Due 2/1/2022B	5,580,000	5,579,996
Goldman Sachs Group, Inc.,
3.524%, Due 10/31/2022, (3-mo. USD LIBOR + 0.780%)A	6,725,000	6,663,937
4.306%, Due 11/29/2023, (3-mo. USD LIBOR + 1.600%)A	4,080,000	4,149,115
JPMorgan Chase & Co.,
3.671%, Due 4/25/2023, (3-mo. USD LIBOR + 0.900%)A	6,645,000	6,624,763
4.009%, Due 10/24/2023, (3-mo. USD LIBOR + 1.230%)A	7,000,000	7,085,802
Manufacturers & Traders Trust Co., 3.250%, Due 5/18/2022, (3-mo. USD LIBOR + 0.610%)A	7,390,000	7,332,946
Morgan Stanley, 4.179%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)A	13,979,000	14,157,587
US Bank NA, 3.085%, Due 4/26/2021, (3-mo. USD LIBOR + 0.320%)A	3,800,000	3,799,236
Wells Fargo & Co., 3.889%, Due 1/24/2023, (3-mo. USD LIBOR + 1.110%)A	6,795,000	6,836,760

		81,577,080

Industrial - 5.19%
John Deere Capital Corp., 3.114%, Due 6/22/2020, (3-mo. USD LIBOR + 0.290%)A	8,665,000	8,681,909
United Parcel Service, Inc., 3.247%, Due 4/1/2023B	7,120,000	7,122,002

		15,803,911

Technology - 10.83%
Apple, Inc., 3.101%, Due 2/9/2022, (3-mo. USD LIBOR + 0.500%)A	14,585,000	14,669,228
IBM Credit LLC, 3.021%, Due 1/20/2021, (3-mo. USD LIBOR + 0.260%)A	4,205,000	4,198,450
Intel Corp., 2.968%, Due 5/11/2022, (3-mo. USD LIBOR + 0.350%)A	14,090,000	14,101,371

		32,969,049

Utilities - 1.34%
Consolidated Edison Co. of New York, Inc., 3.222%, Due 6/25/2021, Series C, (3-mo. USD LIBOR + 0.400%)A	4,080,000	4,072,502

Total Corporate Obligations (Cost $183,559,270)		183,499,279

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.82%
Federal Home Loan Mortgage Corp., 4.500%, Due 12/1/2034	2,667,471	2,786,152
Federal National Mortgage Association,
5.500%, Due 1/1/2024	1,633,459	1,695,087

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.82% (continued)
Federal National Mortgage Association (continued)
5.000%, Due 7/1/2026	$1,026,891	$1,043,815

Total U.S. Agency Mortgage-Backed Obligations (Cost $5,673,050)		5,525,054

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.06%
Federal Farm Credit Banks,
2.566%, Due 2/10/2020, (1-mo. USD LIBOR + 0.050%)A	5,910,000	5,914,976
2.439%, Due 5/11/2020, (1-mo. USD LIBOR - 0.080%)A	7,160,000	7,153,834
Federal Home Loan Bank,
2.539%, Due 10/11/2019B	14,800,000	14,798,885
2.416%, Due 5/8/2020B	22,630,000	22,623,173
2.657%, Due 12/18/2020B	25,750,000	25,730,774
2.662%, Due 1/4/2021B	9,165,000	9,156,699

Total U.S. Government Agency Obligations (Cost $85,413,694)		85,378,341

U.S. TREASURY OBLIGATIONS - 8.10% (Cost $23,685,406)
U.S. Treasury Notes/Bonds, 2.500%, Due 5/15/2046	27,240,000	24,657,520

	Shares
SHORT-TERM INVESTMENTS - 4.84% (Cost $14,726,666)
Investment Companies - 4.84%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%C D	14,726,666	14,726,666

TOTAL INVESTMENTS - 103.12% (Cost $313,058,086)		313,786,860
LIABILITIES, NET OF OTHER ASSETS - (3.12%)		(9,500,019)

TOTAL NET ASSETS - 100.00%		$304,286,841

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2019.

B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LLC - Limited Liability Company.

LIBOR - London Interbank Offered Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2019, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$183,499,279	$—	$183,499,279
U.S. Agency Mortgage-Backed Obligations	—	5,525,054	—	5,525,054
U.S. Government Agency Obligations	—	85,378,341	—	85,378,341
U.S. Treasury Obligations	—	24,657,520	—	24,657,520
Short-Term Investments	14,726,666	—	—	14,726,666

Total Investments in Securities - Assets	$14,726,666	$299,060,194	$—	$313,786,860

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended January 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Federal Home Loan Bank, 2.657%, Due 12/18/2020, (1-mo. USD LIBOR - 0.135%)		8.5
U.S. Treasury Notes/Bonds, 2.500%, Due 5/15/2046		8.1
Federal Home Loan Bank, 2.416%, Due 5/8/2020, (1-mo. USD LIBOR - 0.175%)		7.4
Federal Home Loan Bank, 2.539%, Due 10/11/2019, (1-mo. USD LIBOR - 0.260%)		4.9
Apple, Inc., 3.101%, Due 2/9/2022, (3-mo. USD LIBOR + 0.500%)		4.8
Morgan Stanley, 4.179%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)		4.7
Intel Corp., 2.968%, Due 5/11/2022, (3-mo. USD LIBOR + 0.350%)		4.6
Walt Disney Co., 3.126%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)		4.5
Federal Home Loan Bank, 2.662%, Due 1/4/2021, (1-mo. USD LIBOR - 0.135%)		3.0
John Deere Capital Corp., 3.114%, Due 6/22/2020, (3-mo. USD LIBOR + 0.290%)		2.9
Total Fund Holdings	36

Sector Allocation (% Investments)
U.S. Government Agency Obligations		28.6
Financial		27.3
Technology		11.0
U.S. Treasury Obligations		8.2
Communications		7.0
Consumer, Non-Cyclical		5.3
Industrial		5.3
Basic Materials		2.7
U.S. Agency Mortgage-Backed Obligations		1.8
Energy		1.4
Utilities		1.4

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
Australia - 0.86% (Cost $18,059,070)
Common Stocks - 0.86%
BHP Group PLCA	1,091,301	$24,221,628

Belgium - 0.97%
Common Stocks - 0.97%
Anheuser-Busch InBev S.A.A	311,840	23,810,589
UCB S.A.A	41,351	3,580,679

Total Common Stocks		27,391,268

Total Belgium (Cost $32,366,437)		27,391,268

Canada - 6.11%
Common Stocks - 6.11%
Canadian Imperial Bank of Commerce	87,619	7,429,227
Canadian National Railway Co.	177,600	14,820,838
Encana Corp.	2,709,537	18,600,422
Gildan Activewear, Inc.	484,670	16,403,421
Goldcorp, Inc.	993,800	11,118,277
Husky Energy, Inc.	990,800	11,755,829
Manulife Financial Corp.	1,583,048	25,433,345
National Bank of Canada	322,602	15,173,183
Rogers Communications, Inc., Class B	353,500	19,123,087
Suncor Energy, Inc.	661,100	21,323,047
Wheaton Precious Metals Corp.	539,500	11,365,242

Total Common Stocks		172,545,918

Total Canada (Cost $173,763,859)		172,545,918

China - 1.24%
Common Stocks - 1.24%
China Merchants Port Holdings Co., Ltd.A	2,777,068	5,491,057
China Mobile Ltd.A	2,802,276	29,460,012

Total Common Stocks		34,951,069

Total China (Cost $36,010,033)		34,951,069

Denmark - 1.73%
Common Stocks - 1.73%
AP Moller - Maersk A/S, Class BA	8,706	11,588,232
Carlsberg A/S, Class BA	154,645	17,690,451
Novozymes A/S, Class BA	29,582	1,235,508
Vestas Wind Systems A/SA	221,082	18,236,089

Total Common Stocks		48,750,280

Total Denmark (Cost $45,653,090)		48,750,280

Finland - 0.94%
Common Stocks - 0.94%
Nordea Bank AbpA	1,453,946	13,208,453
Sampo OYJ, Class AA	294,523	13,481,316

Total Common Stocks		26,689,769

Total Finland (Cost $30,451,070)		26,689,769

France - 9.13%
Common Stocks - 9.13%
Air Liquide S.A.A	115,498	14,030,473
AXA S.A.A	675,047	15,664,652
BNP Paribas S.A.A	859,764	40,404,935

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
France - 9.13% (continued)
Common Stocks - 9.13% (continued)
Capgemini SEA	143,389	$15,892,382
Cie de Saint-GobainA	575,310	19,875,341
Cie Generale des Etablissements Michelin SCAA	176,569	19,214,391
Credit Agricole S.A.A	638,409	7,295,088
Engie S.A.A	302,928	4,857,503
Safran S.A.A	164,127	21,568,162
SanofiA	273,080	23,729,633
Societe Generale S.A.A	243,387	7,576,586
Total S.A.A	378,522	20,770,540
Veolia Environnement S.A.A	659,286	13,920,922
Vinci S.A.A	176,310	15,543,312
Vivendi S.A.A	688,636	17,556,245

Total Common Stocks		257,900,165

Total France (Cost $262,408,322)		257,900,165

Germany - 10.07%
Common Stocks - 7.84%
BASF SEA	398,529	29,116,424
Bayer AGA	202,695	15,356,585
Deutsche Post AGA	534,094	15,748,157
Deutsche Telekom AGA	990,524	16,090,581
E.ON SEA	1,464,646	16,231,199
Fresenius Medical Care AG & Co. KGaAA	106,087	7,823,123
Fresenius SE & Co. KGaAA	139,014	7,201,828
Infineon Technologies AGA	583,261	12,961,187
LANXESS AGA	212,851	11,698,241
Merck KGaAA	142,635	14,953,709
SAP SEA	443,974	45,857,151
Siemens AGA	138,739	15,211,138
Telefonica Deutschland Holding AGA	3,751,914	13,143,848

Total Common Stocks		221,393,171

Preferred Stocks - 2.23%
Draegerwerk AG & Co. KGaAA B	71,725	3,978,145
Volkswagen AGA B	346,891	59,008,994

Total Preferred Stocks		62,987,139

Total Germany (Cost $291,860,763)		284,380,310

Hong Kong - 1.28%
Common Stocks - 1.28%
CK Asset Holdings Ltd.A	1,419,082	12,038,149
CK Hutchison Holdings Ltd.A	1,460,082	14,836,971
Techtronic Industries Co., Ltd.A	1,604,000	9,337,012

Total Common Stocks		36,212,132

Total Hong Kong (Cost $35,353,004)		36,212,132

Ireland - 2.91%
Common Stocks - 2.91%
Bank of Ireland Group PLCA	2,288,131	13,719,716
CRH PLCA	731,220	21,034,183
Linde PLCA C	198,182	32,148,876

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
Ireland - 2.91% (continued)
Common Stocks - 2.91% (continued)
Ryanair Holdings PLC, Sponsored ADRC	213,783	$15,178,593

Total Common Stocks		82,081,368

Total Ireland (Cost $81,906,166)		82,081,368

Israel - 0.99%
Common Stocks - 0.99%
Bank Leumi Le-Israel BMA	1,184,543	7,824,456
Teva Pharmaceutical Industries Ltd., Sponsored ADRC	1,018,399	20,215,220

Total Common Stocks		28,039,676

Total Israel (Cost $35,497,266)		28,039,676

Italy - 2.06%
Common Stocks - 2.06%
Eni SpAA	1,247,163	21,123,148
UniCredit SpAA	3,194,786	36,925,082

Total Common Stocks		58,048,230

Total Italy (Cost $70,868,731)		58,048,230

Japan - 13.78%
Common Stocks - 13.78%
Astellas Pharma, Inc.A	1,070,800	15,839,388
Daiwa House Industry Co., Ltd.A	884,154	28,659,494
Digital Garage, Inc.A	209,300	5,044,043
Don Quijote Holdings Co., Ltd.A	335,900	19,523,134
East Japan Railway Co.A	200,700	18,563,677
Ezaki Glico Co., Ltd.A	160,500	7,974,727
FANUC Corp.A	96,200	16,226,536
IHI Corp.A	212,400	6,709,277
Japan Airlines Co., Ltd.A	387,300	14,101,928
Kao Corp.A	225,660	15,902,607
KDDI Corp.A	898,800	22,491,235
Kirin Holdings Co., Ltd.A	310,200	7,382,808
Komatsu Ltd.A	181,100	4,601,275
Mitsui Fudosan Co., Ltd.A	614,300	14,887,994
Nexon Co., Ltd.A C	977,500	14,944,666
Panasonic Corp.A	1,005,100	9,815,408
Ryohin Keikaku Co., Ltd.A	31,800	7,535,824
Seven & i Holdings Co., Ltd.A	266,900	11,617,488
Sompo Holdings, Inc.A	372,800	13,990,813
Sumitomo Metal Mining Co., Ltd.A	253,500	7,303,087
Sumitomo Mitsui Financial Group, Inc.A	1,001,200	37,225,975
Sumitomo Rubber Industries Ltd.A	413,200	5,726,779
Suntory Beverage & Food Ltd.A	215,300	9,522,817
Suzuki Motor Corp.A	125,600	6,545,422
Takeda Pharmaceutical Co., Ltd.A	1,303,322	52,583,936
Yamaha Corp.A	331,500	14,505,068

Total Common Stocks		389,225,406

Total Japan (Cost $369,612,743)		389,225,406

Luxembourg - 0.80%
Common Stocks - 0.80%
SES S.A.A	999,383	20,391,639

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
Luxembourg - 0.80% (continued)
Common Stocks - 0.80% (continued)
Tenaris S.A.A	178,500	$2,234,197

Total Common Stocks		22,625,836

Total Luxembourg (Cost $22,087,910)		22,625,836

Netherlands - 7.09%
Common Stocks - 7.09%
ABN AMRO Group N.V.A D	447,293	11,148,207
Akzo Nobel N.V.A	383,110	33,113,771
ING Groep N.V.A	2,329,131	27,582,837
NXP Semiconductors N.V.	154,500	13,446,135
QIAGEN N.V.A C	127,964	4,718,033
Royal Dutch Shell PLC, Class AA	1,034,426	32,085,458
Royal Dutch Shell PLC, Class BA	1,584,685	49,294,616
SBM Offshore N.V.A	488,698	8,056,101
Wolters Kluwer N.V.A	331,930	20,683,071

Total Common Stocks		200,128,229

Total Netherlands (Cost $186,491,951)		200,128,229

Norway - 1.43%
Common Stocks - 1.43%
Equinor ASAA	467,708	10,670,288
Telenor ASAA	951,066	17,993,169
Yara International ASAA	280,558	11,599,365

Total Common Stocks		40,262,822

Total Norway (Cost $37,275,841)		40,262,822

Republic of Korea - 4.10%
Common Stocks - 4.10%
Hana Financial Group, Inc.A	472,142	17,021,671
KB Financial Group, Inc., ADR	394,117	16,832,737
Samsung Electronics Co., Ltd.A	1,331,927	55,651,843
SK Innovation Co., Ltd.A	26,233	4,448,575
SK Telecom Co., Ltd.A	94,174	21,780,008

Total Common Stocks		115,734,834

Total Republic of Korea (Cost $89,144,207)		115,734,834

Singapore - 1.63%
Common Stocks - 1.63%
DBS Group Holdings Ltd.A	1,196,710	21,296,761
Singapore Telecommunications Ltd.A	11,039,295	24,742,740

Total Common Stocks		46,039,501

Total Singapore (Cost $44,425,098)		46,039,501

Spain - 0.91%
Common Stocks - 0.91%
CaixaBank S.A.A	2,368,254	8,950,534
Red Electrica Corp. S.A.A	730,544	16,813,342

Total Common Stocks		25,763,876

Total Spain (Cost $23,489,536)		25,763,876

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
Sweden - 1.15%
Common Stocks - 1.15%
Assa Abloy AB, Class BA	1,049,243	$19,551,427
Epiroc AB, Class AA C	1,336,178	12,854,138

Total Common Stocks		32,405,565

Total Sweden (Cost $31,304,219)		32,405,565

Switzerland - 7.64%
Common Stocks - 7.64%
ABB Ltd.A	1,418,163	27,099,098
Aryzta AGA C	3,660,811	4,111,170
Cie Financiere Richemont S.A.A	230,177	15,880,328
Ferguson PLCA	377,541	25,257,338
Givaudan S.A.A	2,999	7,274,698
Julius Baer Group Ltd.A C	226,352	9,096,387
Novartis AGA	851,389	74,303,952
Roche Holding AGA	128,152	34,040,114
UBS Group AGA C	1,451,884	18,818,334

Total Common Stocks		215,881,419

Total Switzerland (Cost $231,107,171)		215,881,419

United Kingdom - 20.09%
Common Stocks - 20.09%
Aon PLC	171,899	26,855,781
AstraZeneca PLCA	294,053	21,301,898
Aviva PLCA	3,476,041	18,900,603
BAE Systems PLCA	932,262	6,262,930
Balfour Beatty PLCA	2,812,579	10,118,782
Barclays PLCA	12,726,882	26,435,771
BP PLCA	7,245,568	49,378,871
British American Tobacco PLCA	750,424	26,476,805
Carnival PLCA	246,223	13,907,890
Cobham PLCA C	9,942,667	14,076,364
Compass Group PLCA	1,031,142	22,061,650
Diageo PLCA	307,419	11,722,294
GlaxoSmithKline PLCA	280,335	5,446,004
Howden Joinery Group PLCA	1,801,392	11,952,666
HSBC Holdings PLCA	1,634,824	13,842,036
Informa PLCA	1,670,093	14,824,937
Johnson Matthey PLCA	340,910	13,607,463
Kingfisher PLCA	3,776,078	11,030,646
Lloyds Banking Group PLCA	15,704,440	11,953,042
Melrose Industries PLCA	2,765,502	6,131,681
Micro Focus International PLCA	625,988	11,938,255
Prudential PLCA	3,289,579	64,181,264
RELX PLCA	1,197,493	26,508,053
Rolls-Royce Holdings PLCA C	1,719,072	19,970,015
RSA Insurance Group PLCA	1,409,526	9,490,703
SSE PLCA	1,435,793	22,049,922
Standard Chartered PLCA	3,204,200	25,837,436
Unilever PLCA	378,732	19,841,637
Vodafone Group PLCA	16,231,159	29,565,128
Weir Group PLC	88,174	1,743,033

Total Common Stocks		567,413,560

Total United Kingdom (Cost $633,977,407)		567,413,560

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

SHORT-TERM INVESTMENTS - 2.85% (Cost $80,499,032)
Investment Companies - 2.85%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%E F	80,499,032	$80,499,032

TOTAL INVESTMENTS - 99.76% (Cost $2,863,612,926)		2,817,191,893
OTHER ASSETS, NET OF LIABILITIES - 0.24%		6,695,055

TOTAL NET ASSETS - 100.00%		$2,823,886,948

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,469,875,444 or 87.46% of net assets.
B	A type of Preferred Stock that has no maturity date.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,148,207 or 0.39% of net assets. The Fund has no right to demand registration of these securities.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	24	February 2019	$2,721,606	$2,851,207	$129,601
CAC40 Index Futures	161	February 2019	8,781,452	9,197,441	415,989
DAX Index Futures	23	March 2019	7,123,253	7,340,946	217,693
FTSE 100 Index Futures	156	March 2019	13,871,926	14,123,170	251,244
FTSE/MIB Index Futures	17	March 2019	1,840,629	1,916,729	76,100
Hang Seng Index Futures	19	February 2019	3,342,401	3,396,424	54,023
IBEX 35 Index Futures	25	February 2019	2,525,980	2,591,001	65,021
OMXS30 Index Futures	134	February 2019	2,163,885	2,245,835	81,950
S&P/TSX 60 Index Futures	56	March 2019	7,471,997	7,908,490	436,493
SPI 200 Futures	55	March 2019	5,640,783	5,801,026	160,243
TOPIX Index Futures	143	March 2019	19,855,917	20,589,528	733,611

			$75,339,829	$77,961,797	$2,621,968

Forward Foreign Currency Contracts Open on January 31, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	370,912	USD	363,343	3/11/2019	BNP	$7,569	$—	$7,569
CHF	1,096,737	USD	1,104,862	3/11/2019	BNP	—	(8,125)	(8,125)
GBP	1,333,137	USD	1,285,893	3/11/2019	BNP	47,244	—	47,244
CAD	1,777,905	USD	1,768,747	3/11/2019	BNP	9,158	—	9,158
JPY	2,042,561	USD	2,053,349	3/11/2019	BNP	—	(10,788)	(10,788)
EUR	3,619,702	USD	3,631,277	3/11/2019	BNP	—	(11,575)	(11,575)
USD	4,804,062	EUR	4,842,341	3/11/2019	BNP	—	(38,279)	(38,279)
USD	3,822,370	EUR	3,822,901	3/11/2019	BNP	—	(531)	(531)
SEK	1,766,062	USD	1,785,925	3/11/2019	BOM	—	(19,863)	(19,863)

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on January 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CAD	7,070,466	USD	7,049,004	3/11/2019	BOM	$21,462	$—	$21,462
GBP	13,019,151	USD	12,678,980	3/11/2019	BOM	340,171	—	340,171
USD	709,935	CAD	723,655	3/11/2019	BOM	—	(13,720)	(13,720)
USD	561,612	SEK	560,444	3/11/2019	BOM	1,168	—	1,168
USD	365,723	SEK	365,502	3/11/2019	BOM	221	—	221
SEK	332,254	USD	336,455	3/11/2019	BRC	—	(4,201)	(4,201)
CAD	809,731	USD	800,750	3/11/2019	BRC	8,981	—	8,981
EUR	1,534,901	USD	1,543,498	3/11/2019	BRC	—	(8,597)	(8,597)
GBP	2,219,282	USD	2,175,345	3/11/2019	BRC	43,937	—	43,937
EUR	2,220,336	USD	2,215,945	3/11/2019	BRC	4,391	—	4,391
EUR	5,150,010	USD	5,202,021	3/11/2019	BRC	—	(52,011)	(52,011)
EUR	7,570,033	USD	7,534,413	3/11/2019	BRC	35,620	—	35,620
USD	5,035,283	JPY	5,127,439	3/11/2019	BRC	—	(92,156)	(92,156)
USD	1,401,967	CHF	1,399,424	3/11/2019	BRC	2,543	—	2,543
USD	1,261,645	GBP	1,313,962	3/11/2019	BRC	—	(52,317)	(52,317)
USD	1,063,776	CAD	1,080,150	3/11/2019	BRC	—	(16,374)	(16,374)
USD	919,575	AUD	920,006	3/11/2019	BRC	—	(431)	(431)
USD	788,850	CAD	800,591	3/11/2019	BRC	—	(11,741)	(11,741)
USD	553,391	CHF	547,864	3/11/2019	BRC	5,527	—	5,527
USD	125,314	SEK	124,457	3/11/2019	BRC	857	—	857
SEK	222,981	USD	227,269	3/11/2019	CBK	—	(4,288)	(4,288)
SEK	483,642	USD	493,961	3/11/2019	CBK	—	(10,319)	(10,319)
AUD	532,468	USD	513,208	3/11/2019	CBK	19,260	—	19,260
SEK	708,728	USD	706,969	3/11/2019	CBK	1,759	—	1,759
GBP	943,425	USD	913,101	3/11/2019	CBK	30,324	—	30,324
USD	1,816,924	EUR	1,812,721	3/11/2019	CBK	4,203	—	4,203
USD	1,431,055	GBP	1,479,521	3/11/2019	CBK	—	(48,466)	(48,466)
USD	1,355,134	CAD	1,355,138	3/11/2019	CBK	—	(4)	(4)
USD	744,751	AUD	757,823	3/11/2019	CBK	—	(13,072)	(13,072)
USD	451,955	SEK	450,948	3/11/2019	CBK	1,007	—	1,007
USD	318,827	AUD	330,911	3/11/2019	CBK	—	(12,084)	(12,084)
USD	193,405	SEK	193,501	3/11/2019	CBK	—	(96)	(96)
CAD	774,451	USD	755,025	3/11/2019	DUB	19,426	—	19,426
CAD	1,172,320	USD	1,153,430	3/11/2019	DUB	18,890	—	18,890
JPY	1,456,029	USD	1,432,409	3/11/2019	DUB	23,620	—	23,620
CHF	2,266,118	USD	2,274,119	3/11/2019	DUB	—	(8,001)	(8,001)
EUR	2,392,470	USD	2,404,331	3/11/2019	DUB	—	(11,861)	(11,861)
GBP	3,089,124	USD	3,015,538	3/11/2019	DUB	73,586	—	73,586
USD	3,053,677	EUR	3,067,505	3/11/2019	DUB	—	(13,828)	(13,828)
USD	1,646,086	JPY	1,671,797	3/11/2019	DUB	—	(25,711)	(25,711)
USD	805,405	CHF	797,076	3/11/2019	DUB	8,329	—	8,329
USD	738,984	CHF	738,557	3/11/2019	DUB	427	—	427
USD	579,749	AUD	583,277	3/11/2019	DUB	—	(3,528)	(3,528)
USD	412,107	CAD	425,814	3/11/2019	DUB	—	(13,707)	(13,707)
SEK	151,166	USD	153,017	3/11/2019	FBF	—	(1,851)	(1,851)
CAD	547,692	USD	533,977	3/11/2019	GSC	13,715	—	13,715
CHF	817,255	USD	831,405	3/11/2019	GSC	—	(14,150)	(14,150)
AUD	870,551	USD	863,379	3/11/2019	GSC	7,172	—	7,172
AUD	1,266,918	USD	1,251,920	3/11/2019	GSC	14,998	—	14,998
JPY	1,891,281	USD	1,921,545	3/11/2019	GSC	—	(30,264)	(30,264)
GBP	2,120,734	USD	2,073,872	3/11/2019	GSC	46,862	—	46,862
JPY	6,760,818	USD	6,639,921	3/11/2019	GSC	120,897	—	120,897
USD	3,333,655	JPY	3,332,094	3/11/2019	GSC	1,561	—	1,561
USD	2,589,810	JPY	2,603,270	3/11/2019	GSC	—	(13,460)	(13,460)

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on January 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,975,929	CAD	2,042,229	3/11/2019	GSC	$—	$(66,300)	$(66,300)
USD	1,626,624	CAD	1,653,741	3/11/2019	GSC	—	(27,117)	(27,117)
USD	427,934	AUD	442,912	3/11/2019	GSC	—	(14,978)	(14,978)
USD	412,292	CHF	409,637	3/11/2019	GSC	2,655	—	2,655
USD	222,265	SEK	222,094	3/11/2019	GSC	171	—	171
USD	2,836,023	GBP	2,948,530	3/11/2019	HUS	—	(112,507)	(112,507)
AUD	587,640	USD	577,681	3/11/2019	JPM	9,959	—	9,959
AUD	895,279	USD	892,133	3/11/2019	JPM	3,146	—	3,146
HKD	962,320	USD	967,948	3/11/2019	JPM	—	(5,628)	(5,628)
CHF	1,210,749	USD	1,225,199	3/11/2019	JPM	—	(14,450)	(14,450)
CHF	1,556,821	USD	1,590,789	3/11/2019	JPM	—	(33,968)	(33,968)
AUD	4,750,379	USD	4,813,170	3/11/2019	JPM	—	(62,791)	(62,791)
USD	3,675,065	GBP	3,809,175	3/11/2019	JPM	—	(134,110)	(134,110)
USD	2,357,816	EUR	2,362,622	3/11/2019	JPM	—	(4,806)	(4,806)
USD	2,127,739	EUR	2,134,166	3/11/2019	JPM	—	(6,427)	(6,427)
USD	1,886,870	CHF	1,880,696	3/11/2019	JPM	6,174	—	6,174
USD	1,304,921	EUR	1,313,333	3/11/2019	JPM	—	(8,412)	(8,412)
USD	1,131,799	AUD	1,145,462	3/11/2019	JPM	—	(13,663)	(13,663)
USD	1,072,779	GBP	1,111,612	3/11/2019	JPM	—	(38,833)	(38,833)
SEK	205,400	USD	206,941	3/11/2019	RBC	—	(1,541)	(1,541)
GBP	1,454,556	USD	1,417,767	3/11/2019	RBC	36,789	—	36,789
AUD	1,862,558	USD	1,808,824	3/11/2019	RBC	53,734	—	53,734
JPY	3,176,573	USD	3,193,776	3/11/2019	RBC	—	(17,203)	(17,203)
EUR	3,632,330	USD	3,631,101	3/11/2019	RBC	1,229	—	1,229
JPY	4,533,155	USD	4,567,653	3/11/2019	RBC	—	(34,498)	(34,498)
USD	4,260,766	JPY	4,412,222	3/11/2019	RBC	—	(151,456)	(151,456)
USD	2,270,802	JPY	2,348,394	3/11/2019	RBC	—	(77,592)	(77,592)
USD	2,221,063	GBP	2,221,910	3/11/2019	RBC	—	(847)	(847)
USD	1,502,316	JPY	1,553,164	3/11/2019	RBC	—	(50,848)	(50,848)
USD	1,417,739	AUD	1,462,556	3/11/2019	RBC	—	(44,817)	(44,817)
USD	805,848	GBP	836,994	3/11/2019	RBC	—	(31,146)	(31,146)
USD	585,514	CAD	607,108	3/11/2019	RBC	—	(21,594)	(21,594)
USD	271,468	SEK	270,192	3/11/2019	RBC	1,276	—	1,276
CHF	5,821,169	USD	5,843,705	3/11/2019	SCB	—	(22,536)	(22,536)
CAD	1,269,062	USD	1,256,909	3/11/2019	SOG	12,153	—	12,153
JPY	21,097,312	USD	20,464,557	3/11/2019	SOG	632,755	—	632,755
EUR	21,648,965	USD	21,601,475	3/11/2019	SOG	47,490	—	47,490
USD	1,780,747	GBP	1,786,988	3/11/2019	SOG	—	(6,241)	(6,241)
CAD	2,548,788	USD	2,467,990	3/11/2019	TDB	80,798	—	80,798
USD	6,044,999	EUR	6,070,721	3/11/2019	TDB	—	(25,722)	(25,722)
CHF	324,884	USD	328,800	3/11/2019	UAG	—	(3,916)	(3,916)
SEK	332,033	USD	336,797	3/11/2019	UAG	—	(4,764)	(4,764)
CHF	654,658	USD	660,622	3/11/2019	UAG	—	(5,964)	(5,964)
JPY	3,267,439	USD	3,175,794	3/11/2019	UAG	91,645	—	91,645
GBP	4,504,261	USD	4,348,291	3/11/2019	UAG	155,970	—	155,970
USD	1,138,496	JPY	1,138,790	3/11/2019	UAG	—	(294)	(294)
USD	1,120,041	CHF	1,119,943	3/11/2019	UAG	98	—	98
USD	964,181	HKD	962,320	3/11/2019	UAG	1,861	—	1,861
USD	738,111	CHF	732,503	3/11/2019	UAG	5,608	—	5,608
USD	507,347	AUD	512,731	3/11/2019	UAG	—	(5,384)	(5,384)
USD	170,348	SEK	169,341	3/11/2019	UAG	1,007	—	1,007

						$2,079,403	$(1,615,752)	$463,651

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas, N.A.
BOM	Bank of Montreal
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DUB	Deutsche Bank AG
FBF	Credit Suisse International
GSC	Goldman Sachs Capital Markets
HUS	HSBC Bank (USA)
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
SCB	Standard and Chartered Bank
SOG	Societe Generale
TDB	Toronto Dominion Bank
UAG	UBS AG
Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
Index Abbreviations:

CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/MIB	Borsa Italiana - Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
IBEX	Bolsa de Madrid - Spanish Stock Market Index.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P	Standard & Poor’s.
S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2019, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$24,221,628	$—	$24,221,628
Belgium	—	27,391,268	—	27,391,268
Canada	172,545,918	—	—	172,545,918
China	—	34,951,069	—	34,951,069
Denmark	—	48,750,280	—	48,750,280
Finland	—	26,689,769	—	26,689,769
France	—	257,900,165	—	257,900,165
Germany	—	221,393,171	—	221,393,171
Hong Kong	—	36,212,132	—	36,212,132
Ireland	15,178,593	66,902,775	—	82,081,368
Israel	20,215,220	7,824,456	—	28,039,676
Italy	—	58,048,230	—	58,048,230
Japan	—	389,225,406	—	389,225,406
Luxembourg	—	22,625,836	—	22,625,836

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Netherlands	13,446,135	186,682,094	—	200,128,229
Norway	—	40,262,822	—	40,262,822
Republic of Korea	16,832,737	98,902,097	—	115,734,834
Singapore	—	46,039,501	—	46,039,501
Spain	—	25,763,876	—	25,763,876
Sweden	—	32,405,565	—	32,405,565
Switzerland	—	215,881,419	—	215,881,419
United Kingdom	28,598,814	538,814,746	—	567,413,560
Foreign Preferred Stocks
Germany	—	62,987,139	—	62,987,139
Short-Term Investments	80,499,032	—	—	80,499,032

Total Investments in Securities - Assets	$347,316,449	$2,469,875,444	$—	$2,817,191,893

Financial Derivative Instruments - Assets
Futures Contracts	$2,621,968	$—	$—	$2,621,968
Forward Foreign Currency Contracts	—	2,079,403	—	2,079,403

Total Financial Derivative Instruments - Assets	$2,621,968	$2,079,403	$—	$4,701,371

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(1,615,752)	$—	$(1,615,752)

Total Financial Derivative Instruments - Liabilities	$—	$(1,615,752)	$—	$(1,615,752)

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended January 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2019	Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$90,350	$—	$90,024	$—	$(1,244)	$918	$—	$—	$—	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The common stock, classified as Level 3, was fair valued using the redemption value as of January 31, 2019. The security was included in the Level 3 category due to the use of unobservable inputs that were significant to the valuation.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Novartis AG		2.6
Prudential PLC		2.3
Volkswagen AG		2.1
Samsung Electronics Co., Ltd.		2.0
Takeda Pharmaceutical Co., Ltd.		1.9
BP PLC		1.7
Royal Dutch Shell PLC, Class B		1.7
SAP SE		1.6
BNP Paribas S.A.		1.4
Sumitomo Mitsui Financial Group, Inc.		1.3
Total Fund Holdings	155

Sector Allocation (% Equities)
Financials		21.3
Industrials		15.7
Health Care		11.2
Communication Services		9.6
Energy		9.1
Consumer Discretionary		8.4
Materials		8.4
Information Technology		5.9
Consumer Staples		5.7
Utilities		2.7
Real Estate		2.0

Country Allocation (% Equities)
United Kingdom		20.7
Japan		14.2
Germany		10.4
France		9.4
Switzerland		7.9
Netherlands		7.3
Canada		6.3
Republic of Korea		4.2
Ireland		3.0
Italy		2.1
Denmark		1.8
Singapore		1.7
Norway		1.5
China		1.3
Hong Kong		1.3
Sweden		1.2
Belgium		1.0
Finland		1.0
Israel		1.0
Spain		1.0
Australia		0.9
Luxembourg		0.8

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.67%
Communication Services - 6.46%
Diversified Telecommunication Services - 1.51%
AT&T, Inc.	1,994,255	$59,947,305
Verizon Communications, Inc.	489,141	26,932,104

		86,879,409

Interactive Media & Services - 0.81%
Facebook, Inc., Class AA	281,000	46,839,890

Media - 3.68%
CBS Corp., Class B, NVDR	315,903	15,624,562
Comcast Corp., Class A	2,916,403	106,652,858
Discovery, Inc., Class CA	1,476,300	39,343,395
Interpublic Group of Cos., Inc.	664,170	15,109,867
News Corp., Class A	923,600	11,849,788
Omnicom Group, Inc.	294,636	22,946,252

		211,526,722

Wireless Telecommunication Services - 0.46%
Vodafone Group PLC, Sponsored ADR	1,455,750	26,552,880

Total Communication Services		371,798,901

Consumer Discretionary - 8.66%
Auto Components - 1.68%
Adient PLC	441,098	8,707,275
Aptiv PLC	147,084	11,638,757
Garrett Motion, Inc.A B	20,331	324,686
Goodyear Tire & Rubber Co.	682,300	14,457,937
Lear Corp.	20,307	3,125,856
Magna International, Inc.	1,106,241	58,531,211

		96,785,722

Automobiles - 2.45%
General Motors Co.	3,298,118	128,692,564
Harley-Davidson, Inc.	330,423	12,179,392

		140,871,956

Hotels, Restaurants & Leisure - 1.09%
Aramark	1,189,221	39,184,832
Norwegian Cruise Line Holdings Ltd.A	456,000	23,452,080

		62,636,912

Household Durables - 1.44%
DR Horton, Inc.	581,300	22,350,985
Mohawk Industries, Inc.A	212,600	27,380,754
PulteGroup, Inc.	711,800	19,795,158
Tupperware Brands Corp.	479,800	13,084,146

		82,611,043

Internet & Direct Marketing Retail - 0.24%
eBay, Inc.A	406,600	13,682,090

Multiline Retail - 1.04%
Dollar General Corp.	520,944	60,132,566

Specialty Retail - 0.64%
Lowe’s Cos, Inc.	383,398	36,867,552

Textiles, Apparel & Luxury Goods - 0.08%
Hanesbrands, Inc.	298,149	4,469,254

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.67% (continued)
Consumer Discretionary - 8.66% (continued)
Total Consumer Discretionary		$498,057,095

Consumer Staples - 5.85%
Beverages - 1.33%
Diageo PLC, Sponsored ADR	113,905	17,387,598
Molson Coors Brewing Co., Class B	463,250	30,857,083
PepsiCo, Inc.	253,261	28,534,917

		76,779,598

Food Products - 1.80%
Archer-Daniels-Midland Co.	153,749	6,903,330
Danone S.A., Sponsored ADR	411,491	5,995,424
General Mills, Inc.	280,423	12,461,998
Ingredion, Inc.	72,300	7,157,700
JM Smucker Co.	49,194	5,159,466
Kellogg Co.	113,495	6,697,340
Mondelez International, Inc., Class A	487,000	22,528,620
Nestle S.A., Sponsored ADR	241,983	21,110,597
Tyson Foods, Inc., Class A	251,640	15,581,549

		103,596,024

Household Products - 0.29%
Colgate-Palmolive Co.	41,958	2,713,843
Kimberly-Clark Corp.	37,953	4,227,205
Procter & Gamble Co.	38,699	3,733,293
Reckitt Benckiser Group PLC, Sponsored ADR	399,999	6,179,985

		16,854,326

Personal Products - 0.25%
Unilever PLC, Sponsored ADR	268,100	14,102,060

Tobacco - 2.18%
Altria Group, Inc.	725,217	35,789,459
Imperial Brands PLC, Sponsored ADR	748,967	25,116,608
Philip Morris International, Inc.	837,237	64,232,823

		125,138,890

Total Consumer Staples		336,470,898

Energy - 13.05%
Energy Equipment & Services - 2.33%
Halliburton Co.	854,300	26,790,848
Helmerich & Payne, Inc.	252,800	14,154,272
National Oilwell Varco, Inc.	470,600	13,873,288
Oceaneering International, Inc.A	639,700	10,036,893
Schlumberger Ltd.	1,560,801	69,003,012

		133,858,313

Oil, Gas & Consumable Fuels - 10.72%
Apache Corp.	1,122,700	36,847,014
BP PLC, Sponsored ADR	2,802,973	115,258,250
Canadian Natural Resources Ltd.	2,115,703	56,827,783
Chevron Corp.	634,313	72,723,985
ConocoPhillips	1,470,609	99,545,523
Devon Energy Corp.	1,021,366	27,219,404
EOG Resources, Inc.	123,639	12,264,989
Exxon Mobil Corp.	136,069	9,971,136
Hess Corp.	684,092	36,940,968
Kosmos Energy Ltd.A	820,845	4,210,935
Marathon Oil Corp.	2,220,186	35,056,737

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.67% (continued)
Energy - 13.05% (continued)
Oil, Gas & Consumable Fuels - 10.72% (continued)
Marathon Petroleum Corp.	128,780	$8,532,963
Murphy Oil Corp.	690,360	18,881,346
Occidental Petroleum Corp.	127,298	8,500,960
Phillips 66	548,950	52,375,320
Royal Dutch Shell PLC, Class A, Sponsored ADR	350,022	21,606,858

		616,764,171

Total Energy		750,622,484

Financials - 24.94%
Banks - 12.09%
Banco Santander S.A., ADRB	4,849,900	22,988,526
Bank of America Corp.	3,973,646	113,129,702
BNP Paribas S.A., ADR	509,500	12,026,747
CIT Group, Inc.	157,400	7,270,306
Citigroup, Inc.	2,528,646	162,996,521
Citizens Financial Group, Inc.	594,953	20,180,806
Fifth Third Bancorp	251,000	6,731,820
JPMorgan Chase & Co.	1,465,791	151,709,368
PNC Financial Services Group, Inc.	253,988	31,156,708
US Bancorp	575,030	29,418,535
Wells Fargo & Co.	2,814,244	137,644,674

		695,253,713

Capital Markets - 5.17%
Bank of New York Mellon Corp.	440,680	23,056,378
BlackRock, Inc.	29,476	12,234,898
Blackstone Group LP, MLP	1,101,878	37,133,289
E*TRADE Financial Corp.	239,300	11,165,738
Goldman Sachs Group, Inc.	289,490	57,321,915
Invesco Ltd.	1,021,600	18,613,552
KKR & Co., Inc., Class A	2,539,808	57,018,689
Moody’s Corp.	58,472	9,268,397
Morgan Stanley	334,678	14,156,879
Nasdaq, Inc.	170,671	15,025,875
State Street Corp.	511,883	36,292,505
T Rowe Price Group, Inc.	62,802	5,869,475

		297,157,590

Consumer Finance - 2.66%
Ally Financial, Inc.	407,700	10,624,662
American Express Co.	109,104	11,204,981
Capital One Financial Corp.	339,091	27,327,344
Discover Financial Services	296,800	20,031,032
Navient Corp.	992,978	11,319,949
OneMain Holdings, Inc.A	446,400	13,342,896
Santander Consumer USA Holdings, Inc.	800,277	15,253,279
SLM Corp.A	3,115,235	33,364,167
Synchrony Financial	353,100	10,607,124

		153,075,434

Diversified Financial Services - 1.09%
AXA Equitable Holdings, Inc.	1,133,500	21,015,090
Berkshire Hathaway, Inc., Class BA	204,091	41,948,864

		62,963,954

Insurance - 3.93%
American International Group, Inc.	2,663,786	115,155,469
Aon PLC	165,560	25,865,439
Chubb Ltd.	193,747	25,778,038

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.67% (continued)
Financials - 24.94% (continued)
Insurance - 3.93% (continued)
MetLife, Inc.	316,299	$14,445,375
Travelers Cos., Inc.	359,157	45,088,570

		226,332,891

Total Financials		1,434,783,582

Health Care - 11.68%
Biotechnology - 0.46%
Biogen, Inc.A	31,100	10,380,558
Gilead Sciences, Inc.	131,340	9,195,113
Portola Pharmaceuticals, Inc.A B	251,200	6,807,520

		26,383,191

Health Care Equipment & Supplies - 2.72%
Abbott Laboratories	229,971	16,783,284
Danaher Corp.	184,255	20,437,565
Medtronic PLC	1,198,303	105,918,002
Zimmer Biomet Holdings, Inc.	122,917	13,466,786

		156,605,637

Health Care Providers & Services - 2.80%
Anthem, Inc.	221,922	67,242,366
Cigna Corp.A	103,221	20,624,588
CVS Health Corp.	969,756	63,567,506
McKesson Corp.	75,140	9,636,705

		161,071,165

Life Sciences Tools & Services - 0.29%
Thermo Fisher Scientific, Inc.	68,798	16,901,605

Pharmaceuticals - 5.41%
Bristol-Myers Squibb Co.	484,849	23,936,995
GlaxoSmithKline PLC, Sponsored ADR	513,334	20,122,693
Horizon Pharma PLCA	351,322	7,549,910
Jazz Pharmaceuticals PLCA	73,968	9,311,831
Johnson & Johnson	566,834	75,434,269
Merck & Co., Inc.	570,706	42,477,647
Mylan N.V.A	501,085	15,007,496
Novartis AG, Sponsored ADR	36,752	3,216,535
Pfizer, Inc.	1,759,397	74,686,403
Roche Holding AG, Sponsored ADR	175,073	5,829,931
Sanofi, ADR	771,239	33,510,334

		311,084,044

Total Health Care		672,045,642

Industrials - 10.11%
Aerospace & Defense - 1.81%
Embraer S.A., Sponsored ADR	235,400	5,009,312
General Dynamics Corp.	77,179	13,210,729
Lockheed Martin Corp.	27,704	8,025,572
Northrop Grumman Corp.	84,129	23,181,746
Raytheon Co.	148,578	24,479,711
United Technologies Corp.	258,184	30,483,785

		104,390,855

Air Freight & Logistics - 0.13%
United Parcel Service, Inc., Class B	69,111	7,284,299

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.67% (continued)
Industrials - 10.11% (continued)
Airlines - 0.99%
American Airlines Group, Inc.	1,044,340	$37,356,042
Delta Air Lines, Inc.	399,500	19,747,285

		57,103,327

Building Products - 1.24%
Johnson Controls International PLC	2,094,529	70,732,244
Resideo Technologies, Inc.A	33,885	743,098

		71,475,342

Electrical Equipment - 0.42%
Eaton Corp. PLC	319,605	24,369,881

Industrial Conglomerates - 2.50%
3M Co.	76,518	15,326,556
General Electric Co.	7,307,913	74,248,396
Honeywell International, Inc.	378,143	54,312,679

		143,887,631

Machinery - 1.90%
CNH Industrial N.V.	2,772,739	27,477,843
Cummins, Inc.	213,697	31,436,966
Illinois Tool Works, Inc.	137,276	18,849,368
Ingersoll-Rand PLC	122,242	12,229,090
PACCAR, Inc.	113,051	7,407,101
Stanley Black & Decker, Inc.	94,190	11,909,384

		109,309,752

Professional Services - 0.18%
Equifax, Inc.	94,165	10,077,538

Road & Rail - 0.43%
Canadian National Railway Co.	95,070	7,940,247
Union Pacific Corp.	104,400	16,606,908

		24,547,155

Trading Companies & Distributors - 0.51%
AerCap Holdings N.V.A	560,100	26,470,326
HD Supply Holdings, Inc.A	66,979	2,809,099

		29,279,425

Total Industrials		581,725,205

Information Technology - 9.68%
Communications Equipment - 0.39%
Cisco Systems, Inc.	186,370	8,813,438
Telefonaktiebolaget LM Ericsson, Sponsored ADR	1,539,220	13,714,450

		22,527,888

Electronic Equipment, Instruments & Components - 0.99%
Corning, Inc.	780,440	25,957,434
IPG Photonics Corp.A	153,700	20,442,100
TE Connectivity Ltd.	131,800	10,669,210

		57,068,744

IT Services - 1.61%
Accenture PLC, Class A	250,151	38,410,686
Amdocs Ltd.	50,557	2,825,125
Cognizant Technology Solutions Corp., Class A	96,697	6,737,847
DXC Technology Co.	85,454	5,479,310
Fidelity National Information Services, Inc.	146,376	15,300,683
Fiserv, Inc.A	203,045	16,838,522

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.67% (continued)
Information Technology - 9.68% (continued)
IT Services - 1.61% (continued)
Teradata Corp.A	160,794	$7,136,038

		92,728,211

Semiconductors & Semiconductor Equipment - 2.58%
Analog Devices, Inc.	99,785	9,864,745
Micron Technology, Inc.A	1,309,679	50,055,931
NVIDIA Corp.	107,200	15,410,000
QUALCOMM, Inc.	749,838	37,131,978
Texas Instruments, Inc.	354,911	35,732,440

		148,195,094

Software - 3.19%
Microsoft Corp.	887,467	92,678,179
Oracle Corp.	1,810,487	90,940,762

		183,618,941

Technology Hardware, Storage & Peripherals - 0.92%
Hewlett Packard Enterprise Co.	3,397,244	52,963,034

Total Information Technology		557,101,912

Materials - 4.31%
Chemicals - 3.23%
Air Products & Chemicals, Inc.	306,060	50,313,203
DowDuPont, Inc.	1,188,612	63,959,212
Eastman Chemical Co.	264,226	21,301,900
Huntsman Corp.	617,100	13,557,687
PPG Industries, Inc.	229,849	24,235,278
Sherwin-Williams Co.	29,655	12,500,176

		185,867,456

Containers & Packaging - 0.89%
Crown Holdings, Inc.A	568,861	29,011,911
International Paper Co.	459,986	21,817,136

		50,829,047

Metals & Mining - 0.19%
Freeport-McMoRan, Inc.	945,000	10,999,800

Total Materials		247,696,303

Real Estate - 0.09%
Equity Real Estate Investment Trusts (REITs) - 0.09%
Public Storage	24,404	5,186,338

Utilities - 1.84%
Electric Utilities - 1.84%
Duke Energy Corp.	276,744	24,292,588
Entergy Corp.	207,797	18,533,415
FirstEnergy Corp.	72,909	2,858,033
PPL Corp.	612,954	19,197,719
Southern Co.	717,417	34,866,466
Xcel Energy, Inc.	117,895	6,172,982

		105,921,203

Total Utilities		105,921,203

Total Common Stocks (Cost $4,521,774,694)		5,561,409,563

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.23% (Cost $185,705,862)
Investment Companies - 3.23%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%C D	185,705,862	$185,705,862

SECURITIES LENDING COLLATERAL - 0.51% (Cost $29,240,489)
Investment Companies - 0.51%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%C D	29,240,489	29,240,489

TOTAL INVESTMENTS - 100.41% (Cost $4,736,721,045)		5,776,355,914
LIABILITIES, NET OF OTHER ASSETS - (0.41%)		(23,376,944)

TOTAL NET ASSETS - 100.00%		$5,752,978,970

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

LP - Limited Partnership.

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	1,292	March 2019	$168,024,001	$174,710,700	$6,686,699

			$168,024,001	$174,710,700	$6,686,699

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2019, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,561,409,563	$—	$—	$5,561,409,563
Short-Term Investments	185,705,862	—	—	185,705,862
Securities Lending Collateral	29,240,489	—	—	29,240,489

Total Investments in Securities - Assets	$5,776,355,914	$—	$—	$5,776,355,914

Financial Derivative Instruments - Assets
Futures Contracts	$6,686,699	$—	$—	$6,686,699

Total Financial Derivative Instruments - Assets	$6,686,699	$—	$—	$6,686,699

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended January 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Citigroup, Inc.		2.8
JPMorgan Chase & Co.		2.6
Wells Fargo & Co.		2.4
General Motors Co.		2.2
American International Group, Inc.		2.0
Bank of America Corp.		2.0
BP PLC, Sponsored ADR		2.0
Comcast Corp., Class A		1.9
Medtronic PLC		1.8
ConocoPhillips		1.7
Total Fund Holdings	193

Sector Allocation (% Equities)
Financials		25.8
Energy		13.5
Health Care		12.1
Industrials		10.5
Information Technology		10.0
Consumer Discretionary		9.0
Communication Services		6.7
Consumer Staples		6.0
Materials		4.4
Utilities		1.9
Real Estate		0.1

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.51%
Communication Services - 3.67%
Media - 3.67%
Altice USA, Inc., Class A	228,405	$4,485,874
Interpublic Group of Cos., Inc.	253,731	5,772,380
Meredith Corp.	92,566	5,023,557
News Corp., Class A	333,122	4,273,956
Omnicom Group, Inc.	89,083	6,937,784

		26,493,551

Total Communication Services		26,493,551

Consumer Discretionary - 13.68%
Auto Components - 1.80%
Dana, Inc.	329,553	5,806,724
Lear Corp.	46,856	7,212,544

		13,019,268

Diversified Consumer Services - 0.93%
Adtalem Global Education, Inc.A	137,651	6,731,134

Hotels, Restaurants & Leisure - 4.87%
Aramark	148,151	4,881,575
MGM Resorts International	166,654	4,906,294
Norwegian Cruise Line Holdings Ltd.A	131,481	6,762,068
Royal Caribbean Cruises Ltd.	67,721	8,129,906
Wyndham Destinations, Inc.	135,484	5,709,296
Wyndham Hotels & Resorts, Inc.	96,963	4,759,914

		35,149,053

Household Durables - 2.21%
DR Horton, Inc.	85,259	3,278,209
Lennar Corp., Class A	61,634	2,922,684
Newell Brands, Inc.	280,622	5,951,993
Whirlpool Corp.	28,647	3,810,337

		15,963,223

Internet & Direct Marketing Retail - 0.37%
Qurate Retail, Inc.A	123,523	2,686,625

Multiline Retail - 1.13%
Dollar General Corp.	70,619	8,151,551

Specialty Retail - 1.84%
Aaron’s, Inc.	122,606	6,137,656
Advance Auto Parts, Inc.	45,068	7,174,826

		13,312,482

Textiles, Apparel & Luxury Goods - 0.53%
Gildan Activewear, Inc.	72,095	2,442,578
Hanesbrands, Inc.	93,426	1,400,456

		3,843,034

Total Consumer Discretionary		98,856,370

Consumer Staples - 1.43%
Beverages - 0.52%
Coca-Cola European Partners PLCA	78,370	3,728,844

Household Products - 0.91%
Spectrum Brands Holdings, Inc.	117,867	6,586,408

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.51% (continued)
Consumer Staples - 1.43% (continued)
Total Consumer Staples		$10,315,252

Energy - 8.59%
Energy Equipment & Services - 2.24%
Halliburton Co.	155,107	4,864,156
National Oilwell Varco, Inc.	228,590	6,738,833
TechnipFMC PLC	199,268	4,575,193

		16,178,182

Oil, Gas & Consumable Fuels - 6.35%
Cenovus Energy, Inc.	499,019	3,887,358
Chesapeake Energy Corp.A B	399,293	1,137,985
EQT Corp.	297,371	5,789,813
Equitrans Midstream Corp.A	274,739	5,720,066
Golar LNG Ltd.	169,861	3,782,805
Hess Corp.	113,271	6,116,634
Murphy Oil Corp.	302,944	8,285,518
Parsley Energy, Inc., Class AA	222,954	4,142,485
Vermilion Energy, Inc.B	286,010	7,021,546

		45,884,210

Total Energy		62,062,392

Financials - 21.08%
Banks - 6.24%
Fifth Third Bancorp	418,149	11,214,756
FNB Corp.	473,316	5,514,132
KeyCorp	687,615	11,325,019
Pinnacle Financial Partners, Inc.	47,364	2,546,762
Regions Financial Corp.	421,304	6,391,182
Signature Bank	45,062	5,736,843
Valley National Bancorp	230,553	2,330,891

		45,059,585

Capital Markets - 2.94%
Apollo Global Management LLC, Class A, MLP	190,325	5,572,716
Franklin Resources, Inc.	171,895	5,089,811
Invesco Ltd.	202,373	3,687,236
KKR & Co., Inc., Class A	306,973	6,891,544

		21,241,307

Consumer Finance - 2.70%
Ally Financial, Inc.	373,639	9,737,032
Navient Corp.	320,467	3,653,324
SLM Corp.A	568,324	6,086,750

		19,477,106

Diversified Financial Services - 2.56%
AXA Equitable Holdings, Inc.	400,162	7,419,003
Jefferies Financial Group, Inc.	183,484	3,818,302
Voya Financial, Inc.	156,148	7,249,952

		18,487,257

Insurance - 5.32%
Assurant, Inc.	40,494	3,903,217
Axis Capital Holdings Ltd.	254,860	13,647,753
Fidelity National Financial, Inc.	315,314	11,401,754

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.51% (continued)
Financials - 21.08% (continued)
Insurance - 5.32% (continued)
Willis Towers Watson PLC	58,299	$9,490,494

		38,443,218

Mortgage Real Estate Investment Trusts (REITs) - 0.41%
MFA Financial, Inc.	406,141	2,977,014

Thrifts & Mortgage Finance - 0.91%
New York Community Bancorp, Inc.	564,575	6,560,361

Total Financials		152,245,848

Health Care - 7.00%
Health Care Equipment & Supplies - 1.16%
Zimmer Biomet Holdings, Inc.	76,438	8,374,547

Health Care Providers & Services - 4.97%
Cardinal Health, Inc.	111,692	5,581,249
Cigna Corp.A	32,961	6,585,937
McKesson Corp.	45,087	5,782,408
MEDNAX, Inc.A	201,360	7,271,110
Universal Health Services, Inc., Class B	80,547	10,674,894

		35,895,598

Pharmaceuticals - 0.87%
Mylan N.V.A	209,589	6,277,191

Total Health Care		50,547,336

Industrials - 17.66%
Aerospace & Defense - 2.84%
BWX Technologies, Inc.	52,260	2,425,909
Spirit AeroSystems Holdings, Inc., Class A	102,301	8,531,904
TransDigm Group, Inc.A	24,360	9,524,760

		20,482,573

Airlines - 0.55%
Alaska Air Group, Inc.	61,938	3,960,935

Building Products - 2.18%
JELD-WEN Holding, Inc.A	406,661	7,254,832
Johnson Controls International PLC	109,547	3,699,402
Owens Corning	91,943	4,816,894

		15,771,128

Commercial Services & Supplies - 1.06%
Republic Services, Inc.	99,510	7,633,412

Construction & Engineering - 1.62%
AECOMA	201,563	6,169,844
KBR, Inc.	322,787	5,551,936

		11,721,780

Industrial Conglomerates - 0.85%
Carlisle Cos, Inc.	56,640	6,101,827

Machinery - 5.09%
Dover Corp.	133,843	11,755,431
Snap-on, Inc.	30,734	5,101,536
Stanley Black & Decker, Inc.	102,170	12,918,375
Terex Corp.	128,807	3,955,663

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.51% (continued)
Industrials - 17.66% (continued)
Machinery - 5.09% (continued)
Wabtec Corp.B	44,237	$3,059,431

		36,790,436

Professional Services - 0.51%
Nielsen Holdings PLC	144,712	3,716,204

Road & Rail - 2.05%
Avis Budget Group, Inc.A	174,398	4,645,963
Ryder System, Inc.	175,633	10,170,907

		14,816,870

Trading Companies & Distributors - 0.91%
AerCap Holdings N.V.A	138,805	6,559,924

Total Industrials		127,555,089

Information Technology - 7.41%
Electronic Equipment, Instruments & Components - 2.23%
Anixter International, Inc.A	112,786	6,847,238
Avnet, Inc.	225,629	9,295,915

		16,143,153

IT Services - 2.07%
Alliance Data Systems Corp.	25,142	4,464,968
Genpact Ltd.	165,393	4,933,673
Total System Services, Inc.	61,778	5,535,926

		14,934,567

Semiconductors & Semiconductor Equipment - 2.26%
Marvell Technology Group Ltd.	554,593	10,276,608
Microchip Technology, Inc.	74,799	6,011,596

		16,288,204

Technology Hardware, Storage & Peripherals - 0.85%
Hewlett Packard Enterprise Co.	394,597	6,151,767

Total Information Technology		53,517,691

Materials - 4.05%
Chemicals - 2.43%
Ashland Global Holdings, Inc.	105,212	7,985,591
Axalta Coating Systems Ltd.A	212,722	5,449,938
Eastman Chemical Co.	51,652	4,164,184

		17,599,713

Containers & Packaging - 1.62%
Owens-Illinois, Inc.	305,696	6,135,318
Packaging Corp. of America	58,818	5,547,714

		11,683,032

Total Materials		29,282,745

Real Estate - 7.39%
Equity Real Estate Investment Trusts (REITs) - 6.93%
AvalonBay Communities, Inc.	33,132	6,391,825
EPR Properties	98,011	7,160,684
GEO Group, Inc.	164,760	3,715,338
HCP, Inc.	171,033	5,394,381
Lamar Advertising Co., Class A	97,160	7,233,562
Liberty Property Trust	158,628	7,477,724

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.51% (continued)
Real Estate - 7.39% (continued)
Equity Real Estate Investment Trusts (REITs) - 6.93% (continued)
MGM Growth Properties LLC, Class A	407,501	$12,632,531

		50,006,045

Real Estate Management & Development - 0.46%
Realogy Holdings Corp.	188,489	3,345,680

Total Real Estate		53,351,725

Utilities - 5.55%
Electric Utilities - 4.75%
Edison International	111,827	6,370,784
Evergy, Inc.	77,346	4,433,473
FirstEnergy Corp.	200,307	7,852,034
Pinnacle West Capital Corp.	79,235	6,982,188
Xcel Energy, Inc.	165,638	8,672,806

		34,311,285

Gas Utilities - 0.80%
UGI Corp.	101,125	5,767,159

Total Utilities		40,078,444

Total Common Stocks (Cost $684,147,275)		704,306,443

SHORT-TERM INVESTMENTS - 2.23% (Cost $16,124,517)
Investment Companies - 2.23%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%C D	16,124,517	16,124,517

SECURITIES LENDING COLLATERAL - 1.12% (Cost $8,098,984)
Investment Companies - 1.12%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%C D	8,098,984	8,098,984

TOTAL INVESTMENTS - 100.86% (Cost $708,370,776)		728,529,944
LIABILITIES, NET OF OTHER ASSETS - (0.86%)		(6,233,388)

TOTAL NET ASSETS - 100.00%		$722,296,556

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LLC - Limited Liability Company.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Long Futures Contracts Open on January 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	83	March 2019	$14,040,403	$15,239,630	$1,199,227

			$14,040,403	$15,239,630	$1,199,227

Index Abbreviations:
S&P 400	Standard & Poor’s Midcap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2019, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$704,306,443	$—	$—	$704,306,443
Short-Term Investments	16,124,517	—	—	16,124,517
Securities Lending Collateral	8,098,984	—	—	8,098,984

Total Investments in Securities - Assets	$728,529,944	$—	$—	$728,529,944

Financial Derivative Instruments - Assets
Futures Contracts	$1,199,227	$—	$—	$1,199,227

Total Financial Derivative Instruments - Assets	$1,199,227	$—	$—	$1,199,227

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended January 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Axis Capital Holdings Ltd.		1.9
Stanley Black & Decker, Inc.		1.8
MGM Growth Properties LLC, Class A		1.7
Dover Corp.		1.6
Fidelity National Financial, Inc.		1.6
Fifth Third Bancorp		1.6
KeyCorp		1.6
Universal Health Services, Inc., Class B		1.5
Marvell Technology Group Ltd.		1.4
Ryder System, Inc.		1.4
Total Fund Holdings	115

Sector Allocation (% Equities)
Financials		21.6
Industrials		18.1
Consumer Discretionary		14.0
Energy		8.8
Information Technology		7.6
Real Estate		7.6
Health Care		7.2
Utilities		5.7
Materials		4.1
Communication Services		3.8
Consumer Staples		1.5

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46%
Communication Services - 2.15%
Diversified Telecommunication Services - 0.09%
Iridium Communications, Inc.A	297,978	$5,774,814

Media - 1.89%
AMC Networks, Inc., Class AA	134,200	8,446,548
Emerald Expositions Events, Inc.	100,700	1,429,940
Entravision Communications Corp., Class A	482,367	1,900,526
EW Scripps Co., Class A	336,359	6,316,822
Gannett Co., Inc.	320,991	3,559,790
Gray Television, Inc.A	1,166,422	19,490,911
John Wiley & Sons, Inc., Class A	211,695	10,961,567
MDC Partners, Inc., Class AA	1,783,965	5,298,376
Meredith Corp.	162,370	8,811,820
MSG Networks, Inc., Class AA	231,875	5,194,000
New Media Investment Group, Inc.	74,058	1,012,373
New York Times Co., Class A	308,194	7,923,668
Nexstar Media Group, Inc., Class A	127,406	10,634,579
Scholastic Corp.	360,942	15,047,672
TEGNA, Inc.	1,249,719	14,671,701

		120,700,293

Wireless Telecommunication Services - 0.17%
Telephone & Data Systems, Inc.	299,834	10,859,987

Total Communication Services		137,335,094

Consumer Discretionary - 10.76%
Auto Components - 1.41%
Adient PLC	97,587	1,926,367
American Axle & Manufacturing Holdings, Inc.A	3,482,058	51,464,817
Cooper Tire & Rubber Co.	228,854	8,055,661
Cooper-Standard Holdings, Inc.A	24,816	1,897,431
Dana, Inc.	132,849	2,340,799
Delphi Technologies PLC	27,900	499,689
Gentherm, Inc.A	268,700	11,435,872
Modine Manufacturing Co.A	192,677	2,818,865
Motorcar Parts of America, Inc.A	66,010	1,320,200
Standard Motor Products, Inc.	75,171	3,695,406
Stoneridge, Inc.A	18,195	475,072
Superior Industries International, Inc.	94,623	487,309
Tenneco, Inc., Class A	59,396	2,059,853
Tower International, Inc.	62,188	1,809,049

		90,286,390

Automobiles - 0.22%
Thor Industries, Inc.	28,200	1,836,384
Winnebago Industries, Inc.	415,200	11,874,720

		13,711,104

Diversified Consumer Services - 0.61%
Adtalem Global Education, Inc.A	266,388	13,026,373
American Public Education, Inc.A	47,662	1,410,319
Graham Holdings Co., Class B	12,272	8,160,880
H&R Block, Inc.	524,723	12,378,215
Sotheby’sA	92,022	3,716,769
Weight Watchers International, Inc.A	13,100	419,200

		39,111,756

Hotels, Restaurants & Leisure - 0.95%
Belmond Ltd., Class AA	339,942	8,471,355

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Consumer Discretionary - 10.76% (continued)
Hotels, Restaurants & Leisure - 0.95% (continued)
Bloomin’ Brands, Inc.	855,600	$15,768,708
Brinker International, Inc.	112,667	4,565,267
Cheesecake Factory, Inc.	363,798	16,327,254
Dave & Buster’s Entertainment, Inc.	197,423	10,157,413
Hilton Grand Vacations, Inc.A	29,575	897,306
International Speedway Corp., Class A	60,010	2,607,434
Wyndham Destinations, Inc.	44,900	1,892,086

		60,686,823

Household Durables - 2.24%
Century Communities, Inc.A	80,987	1,899,955
Ethan Allen Interiors, Inc.	523,156	9,929,501
Flexsteel Industries, Inc.	17,476	436,376
Green Brick Partners, Inc.A	57,534	486,738
Helen of Troy Ltd.A	106,373	12,343,523
Hooker Furniture Corp.	30,087	865,603
KB Home	528,035	11,305,229
La-Z-Boy, Inc.	81,534	2,415,037
LGI Homes, Inc.A B	15,311	907,942
Lifetime Brands, Inc.	26,105	254,002
M/I Homes, Inc.A	287,019	7,603,133
MDC Holdings, Inc.	421,853	13,891,619
Meritage Homes Corp.A	145,649	6,565,857
Taylor Morrison Home Corp., Class AA	723,693	13,677,798
Toll Brothers, Inc.	155,200	5,733,088
TRI Pointe Group, Inc.A	706,273	9,499,372
Tupperware Brands Corp.	93,555	2,551,245
Whirlpool Corp.	258,986	34,447,728
William Lyon Homes, Class AA	512,583	6,796,850
ZAGG, Inc.A	119,287	1,338,400

		142,948,996

Internet & Direct Marketing Retail - 0.04%
Lands’ End, Inc.A	97,744	1,749,618
PetMed Express, Inc.B	18,800	445,184
Shutterfly, Inc.A	10,000	459,600

		2,654,402

Leisure Products - 0.38%
Brunswick Corp.	242,295	12,192,285
Johnson Outdoors, Inc., Class A	13,400	839,510
Malibu Boats, Inc., Class AA	247,155	10,022,135
Nautilus, Inc.A	155,632	1,168,796

		24,222,726

Multiline Retail - 0.35%
Big Lots, Inc.	199,477	6,291,505
Dillard’s, Inc., Class AB	243,902	16,290,214

		22,581,719

Specialty Retail - 3.96%
Aaron’s, Inc.	363,566	18,200,114
Abercrombie & Fitch Co., Class A	654,842	14,190,426
Asbury Automotive Group, Inc.A	73,425	5,187,476
Ascena Retail Group, Inc.A	302,184	740,351
AutoNation, Inc.A	35,400	1,371,750
Bed Bath & Beyond, Inc.	642,130	9,689,742
Buckle, Inc.B	321,779	5,589,301
Caleres, Inc.	441,559	13,176,121
Camping World Holdings, Inc., Class AB	94,500	1,340,010

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Consumer Discretionary - 10.76% (continued)
Specialty Retail - 3.96% (continued)
Children’s Place, Inc.	74,806	$7,238,229
Dick’s Sporting Goods, Inc.	744,799	26,298,853
DSW, Inc., Class A	306,236	8,344,931
Express, Inc.A	929,476	4,926,223
Foot Locker, Inc.	18,748	1,047,826
GameStop Corp., Class AB	527,448	5,981,260
Genesco, Inc.A	127,144	5,744,366
Group 1 Automotive, Inc.	281,767	17,196,240
Haverty Furniture Cos, Inc.	22,860	465,658
Hibbett Sports, Inc.A	252,312	4,122,778
Kirkland’s, Inc.A	153,511	1,568,882
Lithia Motors, Inc., Class A	44,718	3,977,666
Lumber Liquidators Holdings, Inc.A B	251,229	3,019,773
Michaels Cos, Inc.A	168,200	2,331,252
Murphy USA, Inc.A	10,948	805,225
Office Depot, Inc.	5,548,450	16,367,928
Party City Holdco, Inc.A	81,679	901,736
Penske Automotive Group, Inc.	260,023	12,189,878
Sally Beauty Holdings, Inc.A	341,000	5,872,020
Sonic Automotive, Inc., Class A	1,321,548	20,219,684
Sportsman’s Warehouse Holdings, Inc.A	85,352	438,709
Urban Outfitters, Inc.A	174,081	5,622,816
Williams-Sonoma, Inc.B	433,981	23,621,586
Zumiez, Inc.A	193,036	4,905,045

		252,693,855

Textiles, Apparel & Luxury Goods - 0.60%
Deckers Outdoor Corp.A	24,982	3,208,938
G-III Apparel Group Ltd.A	326,200	11,374,594
Movado Group, Inc.	122,872	3,925,760
Oxford Industries, Inc.	124,857	9,561,549
Unifi, Inc.A	21,300	455,607
Vera Bradley, Inc.A	290,304	2,598,221
Wolverine World Wide, Inc.	215,578	7,396,481

		38,521,150

Total Consumer Discretionary		687,418,921

Consumer Staples - 2.41%
Beverages - 0.17%
Boston Beer Co., Inc., Class AA	42,420	10,569,367

Food & Staples Retailing - 0.73%
Andersons, Inc.	162,110	5,681,956
Casey’s General Stores, Inc.	93,683	12,055,128
Performance Food Group Co.A	317,200	10,835,552
Smart & Final Stores, Inc.A	239,129	1,441,948
SpartanNash Co.	150,499	3,122,854
Sprouts Farmers Market, Inc.A	336,795	8,076,344
United Natural Foods, Inc.A	117,026	1,533,041
Village Super Market, Inc., Class A	16,223	436,236
Weis Markets, Inc.	75,100	3,643,852

		46,826,911

Food Products - 1.17%
Cal-Maine Foods, Inc.	110,000	4,639,800
Darling Ingredients, Inc.A	1,542,987	32,819,334
Flowers Foods, Inc.	394,446	7,754,808
Fresh Del Monte Produce, Inc.	283,406	9,063,324

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Consumer Staples - 2.41% (continued)
Food Products - 1.17% (continued)
Hain Celestial Group, Inc.A	375,720	$6,886,948
Sanderson Farms, Inc.	7,591	934,452
SunOpta, Inc.A	3,080,119	12,813,295

		74,911,961

Household Products - 0.15%
Energizer Holdings, Inc.	202,365	9,592,101

Metals & Mining - 0.00%
Ferroglobe Representation & Warranty InsuranceC F	2,123,070	—

Personal Products - 0.11%
Edgewell Personal Care Co.A	153,400	6,051,630
Natural Health Trends Corp.B	54,794	898,074

		6,949,704

Tobacco - 0.08%
Universal Corp.	86,500	4,991,050

Total Consumer Staples		153,841,094

Energy - 6.17%
Energy Equipment & Services - 2.04%
Apergy Corp.A	159,478	5,361,650
C&J Energy Services, Inc.A	1,037,089	16,666,020
Cactus, Inc., Class AA	28,800	945,216
CARBO Ceramics, Inc.A B	283,796	1,143,698
Dril-Quip, Inc.A	298,180	11,163,859
Frank’s International N.V.A	4,466,476	25,414,248
FTS International, Inc.A	59,400	484,110
Helix Energy Solutions Group, Inc.A	420,422	2,871,482
Hi-Crush Partners LP, MLP	100,600	436,604
Keane Group, Inc.A	195,900	1,974,672
Key Energy Services, Inc.A	308,100	514,527
Liberty Oilfield Services, Inc., Class AB	90,300	1,373,463
Mammoth Energy Services, Inc.	184,200	4,076,346
McDermott International, Inc.A	160,364	1,414,411
Newpark Resources, Inc.A	1,787,641	14,855,297
Nine Energy Service, Inc.A	80,400	1,927,992
Oceaneering International, Inc.A	330,353	5,183,239
Oil States International, Inc.A	132,230	2,277,001
Patterson-UTI Energy, Inc.	742,038	9,000,921
ProPetro Holding Corp.A	325,500	5,318,670
Quintana Energy Services, Inc.A	296,600	1,435,544
RPC, Inc.B	77,100	831,909
SEACOR Holdings, Inc.A	95,710	3,961,437
Select Energy Services, Inc., Class AA	161,100	1,369,350
Smart Sand, Inc.A B	497,349	1,263,266
Solaris Oilfield Infrastructure, Inc., Class A	88,700	1,334,048
Transocean Ltd.A	562,724	4,822,545
Unit Corp.A	153,409	2,448,408
US Well Services, Inc.A	57,800	462,400

		130,332,333

Oil, Gas & Consumable Fuels - 4.13%
Alliance Resource Partners LP, MLP	237,223	4,616,360
Altus Midstream Co., Class AA B	490,600	3,973,860
Arch Coal, Inc., Class A	100,419	8,849,926
Berry Petroleum Corp.	479,000	5,647,410

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Energy - 6.17% (continued)
Oil, Gas & Consumable Fuels - 4.13% (continued)
Bonanza Creek Energy, Inc.A	656,552	$15,133,524
Callon Petroleum Co.A	4,668,136	37,998,627
Carrizo Oil & Gas, Inc.A	260,060	3,193,537
Chesapeake Energy Corp.A B	2,593,200	7,390,620
CNX Resources Corp.A	575,582	6,987,565
Contango Oil & Gas Co.A	230,393	870,886
Delek US Holdings, Inc.	309,518	10,062,430
Earthstone Energy, Inc., Class AA	307,246	1,852,693
Gran Tierra Energy, Inc.A	1,689,058	4,003,067
Gulfport Energy Corp.A	100,764	845,410
HighPoint Resources Corp.A	667,726	1,869,633
Hoegh LNG Partners LP	78,500	1,385,525
Kosmos Energy Ltd.A	2,064,475	10,590,757
Laredo Petroleum, Inc.A	217,700	827,260
Midstates Petroleum Co., Inc.A	82,356	797,206
Murphy Oil Corp.	491,109	13,431,831
Noble Midstream Partners LP, MLP	26,700	859,740
Northern Oil and Gas, Inc.A	348,300	881,199
Oasis Midstream Partners LP, MLP	45,800	867,452
Oasis Petroleum, Inc.A	956,870	5,760,357
Par Pacific Holdings, Inc.A	196,553	3,195,952
PBF Energy, Inc., Class A	43,200	1,581,984
PBF Logistics LP, MLP	20,509	450,173
PDC Energy, Inc.A	208,974	6,806,283
Peabody Energy Corp.	441,815	15,772,796
Penn Virginia Corp.A	162,200	8,509,012
QEP Resources, Inc.A	760,739	6,291,312
Range Resources Corp.	708,100	7,810,343
Renewable Energy Group, Inc.A	32,762	946,822
REX American Resources Corp.A	23,727	1,730,410
SM Energy Co.	362,082	7,104,049
Southwestern Energy Co.A	1,673,312	7,312,373
SRC Energy, Inc.A	995,600	4,898,352
Talos Energy, Inc.A	89,700	1,713,270
W&T Offshore, Inc.A	1,287,499	6,488,995
Whiting Petroleum Corp.A	777,037	22,246,569
World Fuel Services Corp.	485,387	12,081,282

		263,636,852

Total Energy		393,969,185

Financials - 27.17%
Banks - 15.75%
1st Source Corp.	29,893	1,357,142
Access National Corp.	39,563	934,082
Amalgamated Bank, Class A	46,700	837,798
American National Bankshares, Inc.	14,592	476,867
Ameris Bancorp	56,328	2,137,648
Associated Banc-Corp	2,060,255	44,604,521
Banc of California, Inc.	117,458	1,712,538
Bancorp, Inc.A	273,877	2,322,477
BancorpSouth Bank	172,361	5,029,494
Bank of Hawaii Corp.	12,100	935,693
Bank of NT Butterfield & Son Ltd.	515,800	18,078,790
BankUnited, Inc.	502,625	16,993,751
Banner Corp.	251,837	13,735,190
Bar Harbor Bankshares	18,323	438,469

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Financials - 27.17% (continued)
Banks - 15.75% (continued)
Berkshire Hills Bancorp, Inc.	575,968	$15,695,128
Boston Private Financial Holdings, Inc.	761,849	8,837,448
Bridge Bancorp, Inc.	31,760	977,890
Brookline Bancorp, Inc.	220,994	3,286,181
Bryn Mawr Bank Corp.	136,001	5,030,677
Cadence Bancorp	1,320,956	24,767,925
Camden National Corp.	23,089	935,566
Carolina Financial Corp.	161,653	5,596,427
Cathay General Bancorp	491,154	18,231,636
CenterState Bank Corp.	349,700	8,672,560
Central Pacific Financial Corp.	254,750	7,293,492
Chemical Financial Corp.	200,636	8,920,277
CIT Group, Inc.	147,500	6,813,025
City Holding Co.	12,777	915,855
Columbia Banking System, Inc.	118,782	4,365,239
Community Trust Bancorp, Inc.	21,153	859,023
ConnectOne Bancorp, Inc.	67,300	1,346,000
Customers Bancorp, Inc.A	85,434	1,680,487
CVB Financial Corp.	548,229	12,011,697
Eagle Bancorp, Inc.A	17,400	954,912
Enterprise Financial Services Corp.	54,090	2,386,992
Financial Institutions, Inc.	32,267	865,401
First BanCorp	188,870	2,011,466
First Business Financial Services, Inc.	21,953	453,110
First Citizens BancShares, Inc., Class A	12,596	5,133,248
First Commonwealth Financial Corp.	207,297	2,819,239
First Financial Bancorp	17,300	455,509
First Financial Corp.	90,207	3,740,884
First Hawaiian, Inc.	1,698,740	43,708,580
First Horizon National Corp.	1,087,600	15,965,968
First Internet Bancorp	54,927	1,098,540
First Interstate BancSystem, Inc., Class A	253,509	9,866,570
First Merchants Corp.	67,570	2,475,089
First Mid-Illinois Bancshares, Inc.	12,476	406,468
First Midwest Bancorp, Inc.	908,100	19,996,362
Flushing Financial Corp.	97,828	2,169,825
FNB Corp.	1,219,514	14,207,338
Franklin Financial Network, Inc.A	59,414	1,893,524
Fulton Financial Corp.	2,028,924	32,564,230
Glacier Bancorp, Inc.	38,371	1,618,489
Great Southern Bancorp, Inc.	9,000	480,060
Great Western Bancorp, Inc.	187,407	6,613,593
Hancock Whitney Corp.	826,788	33,964,451
Hanmi Financial Corp.	80,396	1,763,084
Heartland Financial USA, Inc.	44,841	2,033,988
Hilltop Holdings, Inc.	89,688	1,651,156
Home BancShares, Inc.	48,200	882,542
HomeTrust Bancshares, Inc.	17,202	464,454
Hope Bancorp, Inc.	474,579	6,791,225
Horizon Bancorp, Inc.	99,926	1,612,806
IBERIABANK Corp.	309,466	22,866,443
International Bancshares Corp.	524,099	18,589,792
Investors Bancorp, Inc.	1,027,819	12,477,723
Lakeland Bancorp, Inc.	56,500	884,225
Live Oak Bancshares, Inc.	111,458	1,549,266
Midland States Bancorp, Inc.	71,351	1,720,273
MidWestOne Financial Group, Inc.	15,901	440,617

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Financials - 27.17% (continued)
Banks - 15.75% (continued)
National Bank Holdings Corp., Class A	502,759	$16,068,178
Northrim BanCorp, Inc.	12,511	414,489
OFG Bancorp	332,528	6,444,393
Old National Bancorp	1,978,424	31,931,763
Opus Bank	41,200	861,080
Orrstown Financial Services, Inc.	26,390	496,924
Pacific Premier Bancorp, Inc.A	32,300	960,925
Park National Corp.	4,800	451,296
Peapack Gladstone Financial Corp.	49,715	1,326,893
Pinnacle Financial Partners, Inc.	5,200	279,604
Popular, Inc.	751,922	41,062,460
Preferred Bank	19,200	893,952
Prosperity Bancshares, Inc.	592,095	42,121,638
RBB Bancorp	24,059	448,700
Renasant Corp.	124,273	4,414,177
Republic Bancorp, Inc., Class A	32,534	1,356,342
S&T Bancorp, Inc.	65,006	2,497,531
Sandy Spring Bancorp, Inc.	26,155	852,915
Seacoast Banking Corp. of FloridaA	679,139	18,689,905
Simmons First National Corp., Class A	224,612	5,556,901
South State Corp.	253,982	16,851,706
Southern National Bancorp of Virginia, Inc.	60,634	914,361
Sterling Bancorp	283,300	5,450,692
Synovus Financial Corp.	266,395	9,435,711
TCF Financial Corp.	1,065,367	23,608,533
Texas Capital Bancshares, Inc.A	788,411	45,940,709
Towne Bank	184,168	4,781,001
TriCo Bancshares	23,848	899,547
Triumph Bancorp, Inc.A	27,900	849,834
Trustmark Corp.	371,608	11,716,800
UMB Financial Corp.	754,048	48,530,529
Umpqua Holdings Corp.	845,891	14,955,353
Union Bankshares Corp.	440,877	13,914,078
United Bankshares, Inc.	195,494	6,914,623
United Community Banks, Inc.	437,611	11,255,355
Univest Financial Corp.	19,400	455,706
Valley National Bancorp	3,101,476	31,355,922
Webster Financial Corp.	427,585	23,038,280
WesBanco, Inc.	253,238	10,283,995
West Bancorporation, Inc.	20,590	443,509
Westamerica Bancorp	146,557	9,183,262
Wintrust Financial Corp.	178,043	12,665,979

		1,005,983,986

Capital Markets - 2.47%
AllianceBernstein Holding LP, MLP	400,523	12,211,946
Artisan Partners Asset Management, Inc., Class A	138,599	3,232,129
Blucora, Inc.A	338,500	9,989,135
BrightSphere Investment Group PLC	853,639	10,559,514
Cohen & Steers, Inc.	236,138	8,885,873
Donnelley Financial Solutions, Inc.A	236,289	3,459,271
Ellington Financial LLC, MLP	112,986	1,868,788
Evercore, Inc., Class A	232,398	20,788,001
Federated Investors, Inc., Class B	492,983	12,881,646
GAIN Capital Holdings, Inc.	67,600	437,372
GAMCO Investors, Inc., Class A	25,057	499,887
Greenhill & Co., Inc.	45,932	1,151,056
INTL. FCStone, Inc.A	52,852	2,020,532

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Financials - 27.17% (continued)
Capital Markets - 2.47% (continued)
Legg Mason, Inc.	62,671	$1,867,596
Och-Ziff Capital Management Group LLC, Class A, MLP	36,742	493,445
Oppenheimer Holdings, Inc., Class A	87,047	2,344,176
Piper Jaffray Cos	48,121	3,321,793
Stifel Financial Corp.	766,197	36,677,850
Victory Capital Holdings, Inc., Class AA	117,461	1,280,325
Virtus Investment Partners, Inc.	42,550	3,828,224
Waddell & Reed Financial, Inc., Class A	878,406	15,038,311
Westwood Holdings Group, Inc.	32,724	1,198,353
WisdomTree Investments, Inc.	586,755	3,931,258

		157,966,481

Consumer Finance - 1.42%
Encore Capital Group, Inc.A B	44,318	1,309,154
Enova International, Inc.A	83,469	1,923,960
EZCORP, Inc., Class AA	227,690	2,122,071
Navient Corp.	874,824	9,972,994
Nelnet, Inc., Class A	157,156	8,266,406
OneMain Holdings, Inc.A	379,298	11,337,217
PRA Group, Inc.A	736,034	21,720,363
SLM Corp.A	2,934,803	31,431,740
World Acceptance Corp.A	28,894	2,996,019

		91,079,924

Diversified Financial Services - 0.04%
FGL HoldingsA	238,737	1,888,409
PennyMac Financial Services, Inc.	20,700	428,076

		2,316,485

Insurance - 4.69%
Ambac Financial Group, Inc.A	401,332	7,593,201
American Equity Investment Life Holding Co.	667,121	20,894,230
Argo Group International Holdings Ltd.	315,856	21,080,229
Aspen Insurance Holdings Ltd.	61,896	2,582,920
Assured Guaranty Ltd.	295,100	11,969,256
Axis Capital Holdings Ltd.	233,400	12,498,570
CNO Financial Group, Inc.	1,784,885	31,913,744
Employers Holdings, Inc.	148,435	6,289,191
Enstar Group Ltd.A	250,605	44,607,690
FBL Financial Group, Inc., Class A	32,970	2,315,153
First American Financial Corp.	29,800	1,492,384
Global Indemnity Ltd.	391,785	12,889,726
Hanover Insurance Group, Inc.	132,193	15,075,290
Horace Mann Educators Corp.	541,688	22,561,305
Kemper Corp.	126,892	9,539,741
MBIA, Inc.A	625,374	6,009,844
National General Holdings Corp.	464,200	11,210,430
National Western Life Group, Inc., Class A	13,397	4,063,310
ProAssurance Corp.	42,502	1,813,135
Protective Insurance Corp., Class B	24,700	455,221
RenaissanceRe Holdings Ltd.	112,500	15,528,375
Safety Insurance Group, Inc.	72,946	6,004,185
Selective Insurance Group, Inc.	149,104	9,083,416
Stewart Information Services Corp.	39,784	1,768,399
Third Point Reinsurance Ltd.A	134,308	1,411,577
United Fire Group, Inc.	47,208	2,454,816
Universal Insurance Holdings, Inc.	97,590	3,681,095

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Financials - 27.17% (continued)
Insurance - 4.69% (continued)
White Mountains Insurance Group Ltd.	14,132	$12,628,073

		299,414,506

Mortgage Real Estate Investment Trusts (REITs) - 0.28%
Apollo Commercial Real Estate Finance, Inc.	535,739	9,750,450
Ares Commercial Real Estate Corp.	92,028	1,325,203
Colony Credit Real Estate, Inc.	102,416	1,711,371
Exantas Capital Corp.	120,250	1,271,043
Great Ajax Corp.	34,737	448,455
Owens Realty Mortgage, Inc.	21,338	462,608
PennyMac Mortgage Investment Trust	86,193	1,744,546
Ready Capital Corp.	59,800	935,272

		17,648,948

Thrifts & Mortgage Finance - 2.52%
Capitol Federal Financial, Inc.	367,696	4,732,248
Dime Community Bancshares, Inc.	157,590	3,107,675
Essent Group Ltd.A	534,969	21,265,018
Flagstar Bancorp, Inc.A	160,992	4,966,603
FS Bancorp, Inc.	9,300	451,515
HomeStreet, Inc.A	68,371	1,673,038
Kearny Financial Corp.	254,279	3,264,942
Luther Burbank Corp.	344,569	3,256,177
Merchants Bancorp	40,253	787,751
Meridian Bancorp, Inc.	140,329	2,222,110
MGIC Investment Corp.A	3,462,717	43,214,708
New York Community Bancorp, Inc.	60,030	697,549
Northfield Bancorp, Inc.	220,187	3,150,876
Northwest Bancshares, Inc.	264,571	4,667,033
OceanFirst Financial Corp.	173,600	4,168,136
Oritani Financial Corp.	191,308	3,225,453
Provident Financial Services, Inc.	131,189	3,241,680
Radian Group, Inc.	789,500	15,189,980
Southern Missouri Bancorp, Inc.	12,808	450,970
Sterling Bancorp, Inc.	51,807	445,540
Territorial Bancorp, Inc.	16,115	444,452
TFS Financial Corp.	66,400	1,082,984
TrustCo Bank Corp.	174,724	1,355,858
United Financial Bancorp, Inc.	183,395	2,716,080
Walker & Dunlop, Inc.	87,248	4,194,011
Washington Federal, Inc.	909,838	26,467,187
Waterstone Financial, Inc.	26,083	409,503

		160,849,077

Total Financials		1,735,259,407

Health Care - 3.62%
Biotechnology - 0.38%
Emergent BioSolutions, Inc.A	161,781	10,093,516
United Therapeutics Corp.A	123,700	14,266,321

		24,359,837

Health Care Equipment & Supplies - 0.31%
Anika Therapeutics, Inc.A	103,379	3,927,368
Invacare Corp.	1,085,698	5,580,488
NuVasive, Inc.A	201,449	10,100,653

		19,608,509

Health Care Providers & Services - 2.08%
Acadia Healthcare Co., Inc.A	221,500	6,060,240

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Health Care - 3.62% (continued)
Health Care Providers & Services - 2.08% (continued)
Amedisys, Inc.A	60,566	$7,943,837
AMN Healthcare Services, Inc.A	395,974	25,655,155
Diplomat Pharmacy, Inc.A	503,827	7,305,491
Encompass Health Corp.	371,103	24,804,525
Hanger, Inc.A	786,321	16,497,015
LHC Group, Inc.A	154,662	16,352,413
Magellan Health, Inc.A	28,547	1,860,123
MEDNAX, Inc.A	477,952	17,258,847
Owens & Minor, Inc.	354,216	2,681,415
Select Medical Holdings Corp.A	419,633	6,554,667

		132,973,728

Health Care Technology - 0.27%
NextGen Healthcare, Inc.A	287,117	5,076,228
Omnicell, Inc.A	184,723	12,031,009

		17,107,237

Life Sciences Tools & Services - 0.36%
Cambrex Corp.A	306,734	13,388,939
Medpace Holdings, Inc.A	148,400	9,556,960

		22,945,899

Pharmaceuticals - 0.22%
Innoviva, Inc.A	286,726	4,903,015
Prestige Consumer Healthcare, Inc.A	55,200	1,541,184
Supernus Pharmaceuticals, Inc.A	153,870	5,867,063
Taro Pharmaceutical Industries Ltd.	19,100	1,817,174

		14,128,436

Total Health Care		231,123,646

Industrials - 18.32%
Aerospace & Defense - 1.42%
AAR Corp.	174,416	6,571,995
Aerojet Rocketdyne Holdings, Inc.A	397,602	15,693,351
Aerovironment, Inc.A	118,241	9,182,596
Astronics Corp.A	124,940	3,831,910
Cubic Corp.	50,976	3,276,227
Embraer S.A., Sponsored ADR	1,070,200	22,773,856
Esterline Technologies Corp.A	142,118	17,295,761
Moog, Inc., Class A	40,912	3,660,397
National Presto Industries, Inc.	14,589	1,745,136
Triumph Group, Inc.	91,260	1,628,991
Vectrus, Inc.A	150,554	3,792,455
Wesco Aircraft Holdings, Inc.A	150,124	1,312,084

		90,764,759

Air Freight & Logistics - 0.59%
Air Transport Services Group, Inc.A	1,288,109	30,592,589
Atlas Air Worldwide Holdings, Inc.A	71,467	3,803,474
Hub Group, Inc., Class AA	68,057	3,029,217

		37,425,280

Airlines - 0.45%
Allegiant Travel Co.	48,859	6,351,670
Hawaiian Holdings, Inc.	290,899	9,314,586
JetBlue Airways Corp.A	325,000	5,846,750

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Industrials - 18.32% (continued)
Airlines - 0.45% (continued)
SkyWest, Inc.	144,941	$7,384,744

		28,897,750

Building Products - 2.00%
Apogee Enterprises, Inc.	52,972	1,804,756
Armstrong Flooring, Inc.A	463,101	6,261,126
Builders FirstSource, Inc.A	509,852	6,740,243
Caesarstone Ltd.B	117,355	1,804,920
Gibraltar Industries, Inc.A	711,918	25,379,877
Masonite International Corp.A	539,349	30,850,763
Resideo Technologies, Inc.A	61,300	1,344,309
Simpson Manufacturing Co., Inc.	532,353	32,675,827
Universal Forest Products, Inc.	685,000	21,111,700

		127,973,521

Commercial Services & Supplies - 1.50%
ACCO Brands Corp.	623,042	5,501,461
Deluxe Corp.	172,997	8,125,669
Ennis, Inc.	44,494	882,761
Herman Miller, Inc.	312,279	10,689,310
Interface, Inc.	56,800	932,088
Knoll, Inc.	1,041,077	20,988,112
Matthews International Corp., Class A	142,295	6,330,705
Mobile Mini, Inc.	760,576	28,742,167
Quad/Graphics, Inc.	827,467	11,179,079
Steelcase, Inc., Class A	68,449	1,129,408
Team, Inc.A B	42,944	615,817
UniFirst Corp.	4,669	646,330

		95,762,907

Construction & Engineering - 2.19%
AECOMA	436,647	13,365,765
Aegion Corp.A	247,642	4,494,702
Construction Partners, Inc., Class AA	304,688	3,637,975
EMCOR Group, Inc.	298,723	19,485,701
Granite Construction, Inc.	216,990	9,378,308
KBR, Inc.	1,624,746	27,945,631
MasTec, Inc.A	68,028	3,019,083
MYR Group, Inc.A	43,022	1,310,880
Primoris Services Corp.	1,490,716	29,739,784
Quanta Services, Inc.	262,287	9,269,223
Tutor Perini Corp.A	1,014,116	17,452,936
Valmont Industries, Inc.	7,366	950,214

		140,050,202

Electrical Equipment - 1.57%
Atkore International Group, Inc.A	163,179	3,784,121
AZZ, Inc.	34,316	1,535,641
Encore Wire Corp.	398,926	21,502,111
EnerSys	377,382	32,175,589
Generac Holdings, Inc.A	159,368	8,435,348
Preformed Line Products Co.	7,430	412,365
Regal Beloit Corp.	270,212	20,741,473
Sunrun, Inc.A	111,766	1,486,488
Thermon Group Holdings, Inc.A	57,141	1,317,672

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Industrials - 18.32% (continued)
Electrical Equipment - 1.57% (continued)
TPI Composites, Inc.A	296,213	$8,966,368

		100,357,176

Industrial Conglomerates - 0.01%
Raven Industries, Inc.	18,991	702,477

Machinery - 5.28%
Actuant Corp., Class A	1,137,421	26,035,567
Alamo Group, Inc.	5,598	482,156
Altra Industrial Motion Corp.	118,522	3,627,958
Astec Industries, Inc.	190,836	7,064,749
Barnes Group, Inc.	406,919	24,040,774
Blue Bird Corp.A	175,094	3,479,118
Briggs & Stratton Corp.	197,640	2,545,603
Chart Industries, Inc.A	187,530	14,008,491
Colfax Corp.A	879,954	21,778,861
Columbus McKinnon Corp.	71,420	2,585,404
Commercial Vehicle Group, Inc.A	248,425	1,855,735
EnPro Industries, Inc.	114,181	7,541,655
Federal Signal Corp.	1,694,912	37,254,166
Global Brass & Copper Holdings, Inc.	487,551	14,743,542
Graham Corp.	39,399	882,538
Greenbrier Cos, Inc.	424,123	17,987,056
Hillenbrand, Inc.	125,486	5,320,606
Hyster-Yale Materials Handling, Inc.	109,705	7,634,371
Kennametal, Inc.	717,419	26,960,606
Lindsay Corp.	104,550	8,978,754
Manitowoc Co., Inc.A	80,239	1,221,238
Meritor, Inc.A	182,841	3,781,152
Miller Industries, Inc.	226,733	6,813,327
Mueller Industries, Inc.	26,734	692,678
Mueller Water Products, Inc., Class A	138,100	1,364,428
Navistar International Corp.A	163,633	5,373,708
Oshkosh Corp.	204,000	15,310,200
Park-Ohio Holdings Corp.	79,649	2,587,000
REV Group, Inc.B	217,731	1,809,345
Standex International Corp.	8,056	600,816
Sun Hydraulics Corp.	75,703	2,681,400
Tennant Co.	34,573	2,030,472
Terex Corp.	955,547	29,344,848
Timken Co.	239,210	10,187,954
TriMas Corp.A	244,083	7,075,966
Trinity Industries, Inc.	350,126	8,185,946
Wabash National Corp.	214,666	2,992,444

		336,860,632

Marine - 0.53%
Kirby Corp.A	105,719	7,919,410
Matson, Inc.	778,266	26,079,694

		33,999,104

Professional Services - 0.82%
Barrett Business Services, Inc.	22,491	1,409,061
GP Strategies Corp.A	88,741	1,334,665
Hudson Global, Inc.A	623,926	910,932
Huron Consulting Group, Inc.A	161,165	7,792,328
InnerWorkings, Inc.A	536,309	2,461,658
Kelly Services, Inc., Class A	346,912	7,770,829
Korn/Ferry International	374,891	17,095,030

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Industrials - 18.32% (continued)
Professional Services - 0.82% (continued)
ManpowerGroup, Inc.	55,300	$4,370,359
Navigant Consulting, Inc.	76,860	1,992,211
Resources Connection, Inc.	107,416	1,794,921
TrueBlue, Inc.A	217,893	5,314,410

		52,246,404

Road & Rail - 0.51%
ArcBest Corp.	548,350	20,628,927
Covenant Transportation Group, Inc., Class AA	59,300	1,398,294
Marten Transport Ltd.	263,115	5,091,275
Schneider National, Inc.	43,900	932,436
Universal Logistics Holdings, Inc.	63,617	1,296,514
Werner Enterprises, Inc.	96,915	3,190,442

		32,537,888

Trading Companies & Distributors - 1.45%
Air Lease Corp.	314,862	11,945,864
Aircastle Ltd.	628,391	13,095,668
Applied Industrial Technologies, Inc.	66,969	3,951,841
BMC Stock Holdings, Inc.A	71,800	1,232,088
GATX Corp.	98,286	7,438,284
Kaman Corp.	113,900	6,733,768
MRC Global, Inc.A	195,151	3,048,259
MSC Industrial Direct Co., Inc., Class A	50,989	4,257,072
NOW, Inc.A	277,900	3,759,987
Rush Enterprises, Inc., Class A	493,472	18,875,304
Textainer Group Holdings Ltd.A	37,258	485,099
Titan Machinery, Inc.A	49,646	930,366
Triton International Ltd.	251,420	9,038,549
WESCO International, Inc.A	146,612	7,682,469

		92,474,618

Total Industrials		1,170,052,718

Information Technology - 12.06%
Communications Equipment - 1.47%
ARRIS International PLCA	164,600	5,166,794
Casa Systems, Inc.A	590,200	6,869,928
Ciena Corp.A	990,790	37,739,191
CommScope Holding Co., Inc.A	546,900	11,435,679
Comtech Telecommunications Corp.	16,583	414,078
Digi International, Inc.A	82,485	978,272
Extreme Networks, Inc.A	136,900	1,034,964
Lumentum Holdings, Inc.A	204,564	10,005,225
NETGEAR, Inc.A	320,922	12,711,720
Plantronics, Inc.	114,719	4,449,950
Quantenna Communications, Inc.A	132,005	1,972,155
Ribbon Communications, Inc.A	229,564	1,280,967

		94,058,923

Electronic Equipment, Instruments & Components - 5.59%
Anixter International, Inc.A	175,991	10,684,414
Arlo Technologies, Inc.A	302,719	2,176,550
Avnet, Inc.	1,108,390	45,665,668
AVX Corp.	610,917	10,843,777
Belden, Inc.	203,280	10,897,841
Benchmark Electronics, Inc.	56,915	1,446,779
Celestica, Inc.A	683,127	6,783,451
Coherent, Inc.A	105,824	12,508,397

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Information Technology - 12.06% (continued)
Electronic Equipment, Instruments & Components - 5.59% (continued)
Daktronics, Inc.	234,737	$1,767,570
FabrinetA	360,494	20,490,479
FARO Technologies, Inc.A	464,144	19,735,403
II-VI, Inc.A	1,044,307	39,641,894
Insight Enterprises, Inc.A	226,657	10,408,089
Itron, Inc.A	166,019	9,069,618
Jabil, Inc.	504,908	13,455,798
KEMET Corp.	163,060	2,889,423
Kimball Electronics, Inc.A	52,400	847,308
Methode Electronics, Inc.	70,150	1,806,362
MTS Systems Corp.	384,843	19,265,241
PC Connection, Inc.	92,841	3,075,822
Plexus Corp.A	23,308	1,308,045
Sanmina Corp.A	515,766	16,102,214
ScanSource, Inc.A	235,592	9,025,530
SYNNEX Corp.	84,082	8,135,774
Tech Data Corp.A	387,451	37,051,939
TTM Technologies, Inc.A	123,222	1,414,589
Vishay Intertechnology, Inc.	2,086,161	40,680,139

		357,178,114

IT Services - 0.92%
CACI International, Inc., Class AA	44,522	7,443,188
CSG Systems International, Inc.	477,634	17,285,574
NIC, Inc.	553,091	9,070,692
Science Applications International Corp.	110,561	7,423,066
Sykes Enterprises, Inc.A	131,707	3,631,162
Unisys Corp.A	139,144	1,820,004
Virtusa Corp.A	245,565	11,914,814

		58,588,500

Semiconductors & Semiconductor Equipment - 3.15%
Advanced Energy Industries, Inc.A	28,709	1,472,485
Amkor Technology, Inc.A	193,773	1,550,184
Aquantia Corp.A	100,434	884,823
Brooks Automation, Inc.	1,510,562	47,023,795
ChipMOS Technologies, Inc., ADRB	133,351	2,214,960
Cirrus Logic, Inc.A	36,778	1,366,303
Cohu, Inc.	1,197,337	21,001,291
Diodes, Inc.A	1,630,640	54,838,423
First Solar, Inc.A	179,572	9,084,547
Ichor Holdings Ltd.A B	96,728	1,989,695
Kulicke & Soffa Industries, Inc.	356,230	8,025,862
MKS Instruments, Inc.	167,424	13,666,821
PDF Solutions, Inc.A	47,686	501,180
Photronics, Inc.A	1,883,781	20,137,619
Semtech Corp.A	203,854	9,899,150
SMART Global Holdings, Inc.A	131,600	3,264,996
SolarEdge Technologies, Inc.A	35,600	1,558,924
Ultra Clean Holdings, Inc.A	170,400	2,020,944
Veeco Instruments, Inc.A	67,549	662,656

		201,164,658

Software - 0.77%
CommVault Systems, Inc.A	70,187	4,637,255
Ebix, Inc.B	25,300	1,445,136
LogMeIn, Inc.	134,607	12,521,143

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Information Technology - 12.06% (continued)
Software - 0.77% (continued)
Verint Systems, Inc.A	636,659	$30,795,196

		49,398,730

Technology Hardware, Storage & Peripherals - 0.16%
Cray, Inc.A	463,629	10,172,020

Total Information Technology		770,560,945

Materials - 5.44%
Chemicals - 1.40%
American Vanguard Corp.	25,657	449,511
Cabot Corp.	660,951	30,991,992
FutureFuel Corp.	54,243	993,189
HB Fuller Co.	70,211	3,467,721
Innophos Holdings, Inc.	46,800	1,399,320
Innospec, Inc.	13,962	981,110
Koppers Holdings, Inc.A	52,099	1,187,336
Kraton Corp.A	232,807	6,565,158
LSB Industries, Inc.A	83,203	619,862
Minerals Technologies, Inc.	107,439	6,292,702
PolyOne Corp.	721,880	23,367,256
Rayonier Advanced Materials, Inc.	283,895	4,110,800
Stepan Co.	93,596	8,229,896
Valvoline, Inc.	42,300	935,253

		89,591,106

Construction Materials - 0.01%
Eagle Materials, Inc.	13,600	965,600

Containers & Packaging - 0.39%
Greif, Inc., Class A	150,217	5,858,463
Owens-Illinois, Inc.	554,988	11,138,609
Silgan Holdings, Inc.	277,500	7,664,550

		24,661,622

Metals & Mining - 2.66%
Allegheny Technologies, Inc.A	1,589,900	43,547,361
Carpenter Technology Corp.	506,355	23,930,337
Cleveland-Cliffs, Inc.	1,304,494	13,971,131
Coeur Mining, Inc.A	1,254,732	6,461,870
Commercial Metals Co.	131,971	2,302,894
Compass Minerals International, Inc.	29,211	1,526,275
Elah Holdings, Inc.A	3,612	231,168
Ferroglobe PLC	2,668,702	6,111,328
Haynes International, Inc.	30,823	1,010,994
Hecla Mining Co.	1,802,427	4,866,553
Kaiser Aluminum Corp.	13,286	1,333,516
Materion Corp.	317,451	14,897,975
Pan American Silver Corp.B	481,216	7,174,931
Reliance Steel & Aluminum Co.	199,900	16,367,812
Schnitzer Steel Industries, Inc., Class A	543,481	13,152,240
SunCoke Energy Partners LP, MLP	71,419	973,441
Warrior Met Coal, Inc.	142,000	4,079,660
Worthington Industries, Inc.	204,318	7,708,918

		169,648,404

Paper & Forest Products - 0.98%
Boise Cascade Co.	72,553	1,993,031
Clearwater Paper Corp.A	43,757	1,475,486

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Materials - 5.44% (continued)
Paper & Forest Products - 0.98% (continued)
Domtar Corp.	451,633	$21,181,588
Louisiana-Pacific Corp.	929,252	22,655,164
Mercer International, Inc.	357,859	5,285,577
Schweitzer-Mauduit International, Inc.	235,653	7,555,035
Verso Corp., Class AA	98,100	2,420,127

		62,566,008

Total Materials		347,432,740

Real Estate - 4.65%
Equity Real Estate Investment Trusts (REITs) - 4.47%
Agree Realty Corp.	203,949	13,466,752
Americold Realty Trust	439,850	12,896,402
Ashford Hospitality Trust, Inc.	1,167,454	5,778,897
Brandywine Realty Trust	645,124	9,709,116
Colony Capital, Inc.	1,058,194	6,423,238
CoreCivic, Inc.	295,175	5,865,127
Cousins Properties, Inc.	1,505,841	13,326,693
Empire State Realty Trust, Inc., Class A	225,326	3,483,540
GEO Group, Inc.	1,489,132	33,579,927
Granite Real Estate Investment Trust	177,760	8,128,965
Hersha Hospitality Trust	491,123	9,100,509
Hospitality Properties Trust	202,492	5,398,437
Kite Realty Group Trust	200,284	3,330,723
Lexington Realty Trust	2,461,315	23,653,237
Outfront Media, Inc.	491,100	10,190,325
Pennsylvania Real Estate Investment TrustB	430,706	3,174,303
Piedmont Office Realty Trust, Inc., Class A	220,220	4,263,459
PotlatchDeltic Corp.	28,769	1,061,001
Preferred Apartment Communities, Inc., Class A	714,630	11,362,617
Retail Properties of America, Inc., Class A	855,864	10,818,121
RPT Realty	742,355	9,717,427
Ryman Hospitality Properties, Inc.	172,694	13,875,963
Seritage Growth PropertiesB	1,104,715	44,420,590
Sunstone Hotel Investors, Inc.	784,294	11,215,404
Urban Edge Properties	571,933	11,678,872

		285,919,645

Real Estate Management & Development - 0.18%
Five Point Holdings LLC, Class AA B	114,600	878,982
Newmark Group, Inc., Class A	940,538	9,828,622
Tejon Ranch Co.A	33,726	634,724

		11,342,328

Total Real Estate		297,261,973

Utilities - 2.71%
Electric Utilities - 1.50%
ALLETE, Inc.	138,065	10,622,721
El Paso Electric Co.	16,501	866,632
IDACORP, Inc.	176,414	17,200,365
PNM Resources, Inc.	31,771	1,353,127
Portland General Electric Co.	1,336,140	64,562,285
Spark Energy, Inc., Class AB	155,350	1,289,405

		95,894,535

Gas Utilities - 0.74%
Chesapeake Utilities Corp.	125,607	11,376,226
Northwest Natural Holding Co.	20,640	1,292,064

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.46% (continued)
Utilities - 2.71% (continued)
Gas Utilities - 0.74% (continued)
South Jersey Industries, Inc.	449,882	$13,397,486
Southwest Gas Holdings, Inc.	213,329	16,707,927
Spire, Inc.	22,299	1,769,872
Star Group LP	50,628	463,246
Suburban Propane Partners LP, MLP	78,546	1,822,267

		46,829,088

Independent Power & Renewable Electricity Producers - 0.17%
Clearway Energy, Inc.	641,060	9,673,596
Clearway Energy, Inc., Class A	87,090	1,280,223

		10,953,819

Multi-Utilities - 0.28%
Avista Corp.	32,091	1,343,008
Black Hills Corp.	20,506	1,392,152
NorthWestern Corp.	213,427	13,640,120
Unitil Corp.	27,278	1,431,004

		17,806,284

Water Utilities - 0.02%
California Water Service Group	28,600	1,416,272

Total Utilities		172,899,998

Total Common Stocks (Cost $5,630,739,424)		6,097,155,721

SHORT-TERM INVESTMENTS - 4.45% (Cost $284,280,548)
Investment Companies - 4.45%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%D E	284,280,548	284,280,548

SECURITIES LENDING COLLATERAL - 1.52% (Cost $96,886,211)
Investment Companies - 1.52%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%D E	96,886,211	96,886,211

TOTAL INVESTMENTS - 101.43% (Cost $6,011,906,183)		6,478,322,480
LIABILITIES, NET OF OTHER ASSETS - (1.43%)		(91,306,543)

TOTAL NET ASSETS - 100.00%		$6,387,015,937

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2019.
C	Value was determined using significant unobservable inputs.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.
F	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Long Futures Contracts Open on January 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	3,526	March 2019	$248,035,335	$264,485,260	$16,449,925

			$248,035,335	$264,485,260	$16,449,925

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2019, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,097,155,721	$—	$0	(1)	$6,097,155,721
Short-Term Investments	284,280,548	—	—		284,280,548
Securities Lending Collateral	96,886,211	—	—		96,886,211

Total Investments in Securities - Assets	$6,478,322,480	$—	$—		$6,478,322,480

Financial Derivative Instruments - Assets
Futures Contracts	$16,449,925	$—	$—		$16,449,925

Total Financial Derivative Instruments - Assets	$16,449,925	$—	$—		$16,449,925

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended January 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2018		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2019		Unrealized Appreciation (Depreciation) at Period end **
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investment held in the Fund’s Portfolio with $0 fair value.

The common stock, classified as Level 3, is beneficial interest units in a representation and warranty insurance trust. The shares have been fair valued at $0 due to limited market transparency.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Portland General Electric Co.		1.0
Diodes, Inc.		0.9
American Axle & Manufacturing Holdings, Inc.		0.8
UMB Financial Corp.		0.8
Associated Banc-Corp		0.7
Avnet, Inc.		0.7
Brooks Automation, Inc.		0.7
Enstar Group Ltd.		0.7
Seritage Growth Properties		0.7
Texas Capital Bancshares, Inc.		0.7
Total Fund Holdings	735

Sector Allocation (% Equities)
Financials		28.5
Industrials		19.2
Information Technology		12.6
Consumer Discretionary		11.3
Energy		6.5
Materials		5.7
Real Estate		4.9
Health Care		3.8
Utilities		2.8
Consumer Staples		2.5
Communication Services		2.2

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
Australia - 2.88% (Cost $20,235,031)
Common Stocks - 2.88%
BHP Group Ltd., ADR	480,550	$24,599,355

Belgium - 2.22% (Cost $18,176,508)
Common Stocks - 2.22%
Groupe Bruxelles Lambert S.A.A	201,512	18,994,450

Bermuda - 1.60% (Cost $14,222,635)
Common Stocks - 1.60%
Clear Media Ltd.A	14,525,100	13,639,484

Brazil - 1.88%
Common Stocks - 1.88%
Ambev S.A., ADR	2,790,400	13,421,824
Estre Ambiental, Inc.B	1,440,000	2,620,800

Total Common Stocks		16,042,624

Total Brazil (Cost $27,444,122)		16,042,624

Canada - 2.19% (Cost $16,072,618)
Common Stocks - 2.19%
Nutrien Ltd.	361,554	18,735,728

China - 1.47%
Common Stocks - 1.47%
Baidu, Inc., Sponsored ADRB	32,390	5,591,486
Kerry Logistics Network Ltd.A	4,409,500	6,949,448

Total Common Stocks		12,540,934

Total China (Cost $13,715,627)		12,540,934

Denmark - 2.69% (Cost $29,179,782)
Common Stocks - 2.69%
ISS A/SA	813,675	23,020,168

Finland - 1.94% (Cost $14,717,903)
Common Stocks - 1.94%
Nokia OYJ, ADR	2,612,810	16,591,344

France - 15.71%
Common Stocks - 15.71%
Bollore S.A.A	5,900,529	24,369,942
Bureau Veritas S.A.A	1,146,818	25,520,389
Danone S.A.A	263,400	19,157,208
IPSOSA	353,614	8,211,475
Publicis Groupe S.A.A	217,525	13,281,424
SanofiA	286,866	24,927,585
Sopra Steria GroupA	185,000	18,763,533

Total Common Stocks		134,231,556

Total France (Cost $144,146,002)		134,231,556

Germany - 9.27%
Common Stocks - 9.27%
Bayer AGA	205,862	15,596,524
Continental AGA	52,800	8,318,733
Infineon Technologies AGA	909,069	20,201,271
Siemens AG, ADR	377,000	20,685,990
Wacker Chemie AGA	42,762	4,511,409

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
Germany - 9.27% (continued)
Common Stocks - 9.27% (continued)
Wacker Neuson SEA	443,119	$9,887,846

Total Common Stocks		79,201,773

Total Germany (Cost $80,724,150)		79,201,773

Ireland - 2.89% (Cost $27,385,553)
Common Stocks - 2.89%
CRH PLCA	858,445	24,717,081

Japan - 19.32%
Common Stocks - 19.32%
Amano Corp.A	1,201,400	24,976,326
Asics Corp.A	1,000,000	14,422,711
Ebara Corp.A	248,000	6,821,744
FANUC Corp.A	132,270	22,310,644
Hitachi Ltd.A	757,268	23,768,231
Hitachi Metals Ltd.A	147,400	1,650,513
Horiba Ltd.A	3,500	171,569
Hoya Corp.A	222,100	12,859,982
Kao Corp.A	187,600	13,220,460
Makita Corp.A	522,200	18,482,924
Mitsubishi UFJ Financial Group, Inc.A	4,097,000	22,045,752
Nintendo Co., Ltd.A	13,900	4,320,102

Total Common Stocks		165,050,958

Total Japan (Cost $159,901,675)		165,050,958

Netherlands - 2.61% (Cost $20,663,900)
Common Stocks - 2.61%
Royal Dutch Shell PLC, Class B, ADR	354,790	22,280,812

Republic of Korea - 0.16% (Cost $1,192,793)
Common Stocks - 0.16%
Samsung Electronics Co., Ltd., GDRA	1,617	1,346,694

Spain - 4.71%
Common Stocks - 4.71%
Applus Services S.A.A	2,255,869	25,843,647
Banco Santander S.A.A	3,042,674	14,410,154

Total Common Stocks		40,253,801

Total Spain (Cost $44,401,051)		40,253,801

Switzerland - 4.72%
Common Stocks - 4.72%
Novartis AG, Sponsored ADR	240,250	21,026,680
UBS Group AGB	1,491,113	19,324,824

Total Common Stocks		40,351,504

Total Switzerland (Cost $43,948,330)		40,351,504

United Kingdom - 14.86%
Common Stocks - 14.86%
AVEVA Group PLCA	302,625	10,803,134
CNH Industrial N.V.A	414,100	4,060,996
Diageo PLC, Sponsored ADR	157,490	24,040,848
Lloyds Banking Group PLCA	21,708,212	16,522,663
Micro Focus International PLCA	1,152,100	21,971,770

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

	Shares	Fair Value
United Kingdom - 14.86% (continued)
Common Stocks - 14.86% (continued)
Smiths Group PLCA	1,394,614	$26,452,152
Travis Perkins PLCA	376,300	6,048,632
Unilever N.V.	318,080	17,020,461

Total Common Stocks		126,920,656

Total United Kingdom (Cost $112,731,022)		126,920,656

United States - 4.52%
Common Stocks - 4.52%
Aflac, Inc.	452,835	21,600,230
Schlumberger Ltd.	385,000	17,020,850

Total Common Stocks		38,621,080

Total United States (Cost $40,011,057)		38,621,080

SHORT-TERM INVESTMENTS - 3.25% (Cost $27,725,797)
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.32%C D	27,725,797	27,725,797

TOTAL INVESTMENTS - 98.89% (Cost $856,595,556)		844,865,799
OTHER ASSETS, NET OF LIABILITIES - 1.11%		9,512,251

TOTAL NET ASSETS - 100.00%		$854,378,050

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $572,578,770 or 67.02% of net assets.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2019, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$24,599,355	$—	$—	$24,599,355
Belgium	—	18,994,450	—	18,994,450
Bermuda	—	13,639,484	—	13,639,484
Brazil	16,042,624	—	—	16,042,624
Canada	18,735,728	—	—	18,735,728
China	5,591,486	6,949,448	—	12,540,934
Denmark	—	23,020,168	—	23,020,168
Finland	16,591,344	—	—	16,591,344
France	—	134,231,556	—	134,231,556
Germany	20,685,990	58,515,783	—	79,201,773
Ireland	—	24,717,081	—	24,717,081

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Japan	—	165,050,958	—	165,050,958
Netherlands	22,280,812	—	—	22,280,812
Republic of Korea	—	1,346,694	—	1,346,694
Spain	—	40,253,801	—	40,253,801
Switzerland	40,351,504	—	—	40,351,504
United Kingdom	41,061,309	85,859,347	—	126,920,656
Common Stocks
United States	38,621,080	—	—	38,621,080
Short-Term Investments	27,725,797	—	—	27,725,797

Total Investments in Securities - Assets	$272,287,029	$572,578,770	$—	$844,865,799

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended January 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

January 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Smiths Group PLC		3.1
Applus Services S.A.		3.0
Bureau Veritas S.A.		3.0
Amano Corp.		2.9
Sanofi		2.9
CRH PLC		2.9
BHP Group Ltd., ADR		2.9
Bollore S.A.		2.9
Diageo PLC, Sponsored ADR		2.8
Hitachi Ltd.		2.8
Total Fund Holdings	52

Sector Allocation (% Equities)
Industrials		27.3
Information Technology		17.0
Financials		13.8
Consumer Staples		10.6
Health Care		9.1
Materials		9.1
Communication Services		5.5
Energy		4.8
Consumer Discretionary		2.8

Country Allocation (% Equities)
Japan		20.2
France		16.4
United Kingdom		15.5
Germany		9.7
Switzerland		5.0
Spain		4.9
United States		4.7
Ireland		3.0
Australia		3.0
Denmark		2.8
Netherlands		2.7
Belgium		2.3
Canada		2.3
Brazil		2.0
Finland		2.0
Bermuda		1.7
China		1.6
Republic of Korea		0.2

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of January 31, 2019, the Trust consists of thirty-three active series, seven of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund and American Beacon Tocqueville International Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversifed, open-end management investment companies. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisors Act of 1940, as amended (the “Advisors Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Fund Reorganization

On August 22, 2018, the Trust’s Board of Trustees approved a Plan of Reorganization and Termination (the “Plan”) to reorganize the Tocqueville International Value Fund (the “Target Fund”) into the American Beacon Tocqueville International Value Fund (the “Acquiring Fund”), a newly-created series of American Beacon Funds (the “Trust”) (the “Reorganization”). Shareholders for the Target Fund approved the Plan at a special meeting on January 17, 2019. On January 18, 2019, pursuant to the Plan, the Target Fund transferred all its property and assets to the Acquiring Fund in exchange solely for voting shares of the Acquiring Fund and the assumption all the Target Fund’s liabilities. The Target Fund’s shareholders received a pro rata portion of the Acquiring Fund’s shares in exchange for their shares therein and in liquidation and termination of the Target Fund.

The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes. As such, the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes. The shares, net assets, net investment income, and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the close of business on January 18, 2019 were as follows:

Investor Class Shares	58,023,800.669
Net Assets	$857,320,478.77
Net Investment Income	$283,067.73
Unrealized Depreciation	$8,771,739.82

The Reorganization shifted the management oversight responsibility from Tocqueville Asset Management, L.P. (“Tocqueville”) to the Manager. The Manager engaged Tocqueville as the sub-advisor to the Fund, thus maintaining the continuity of the portfolio management.

For financial reporting purposes, assets received, and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with the amount distributable to shareholders for tax purposes.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended January 31, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact.

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Funds’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2019 (Unaudited)

continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allocate to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allocated to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2019 (Unaudited)

rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occur after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2019 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETF, preferred stock and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that uses similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2019 (Unaudited)

Over-the-counter (“OTC”) financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2019 (Unaudited)

Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts, Global Depositary Receipts, and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds are permitted to invest in asset-backed securities, subject to the Funds’ rating and quality requirements.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

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Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2019 (Unaudited)

of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended January 31, 2019 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2019 (Unaudited)

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, revenue obligations, anticipation notes, private activity bonds and municipal warrants. The Funds may invest in municipal securities that pay taxable or tax exempt interest. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Funds.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable.

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Supplementary Notes to Schedules of Investments

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Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships; Master Limited Partnerships

The Funds may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

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Supplementary Notes to Schedules of Investments

January 31, 2019 (Unaudited)

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

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Supplementary Notes to Schedules of Investments

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Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Funds does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The American Beacon International Equity Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended January 31, 2019, the Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended January 31, 2019, the Funds entered into futures contracts primarily for return enhancement and exposing cash to markets.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements

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maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of mortgage-backed and asset-backed securities do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of mortgage-backed and asset-backed securities. Therefore, the prices of mortgage-backed and asset-backed securities may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

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Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies, in securities denominated in non-U.S. currencies or by purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that traded in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund may also invest in local currency investments. ADRs are subject to many of

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the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

The risk of investing in Europe may be heightened due to the 2016 referendum in which the United Kingdom voted to exit the European Union (EU). There is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s withdrawal will be conducted, as well as the potential consequences and precise time frame for “Brexit.” It is expected that the United Kingdom’s exit from the EU will take place within two years of the United Kingdom notifying the European Council that it intends to withdraw from the EU. While it is not possible to determine the precise impact these events may have on a Fund, during this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of a Fund’s investments. In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

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Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Liquidity Risk

When there is little or no active trading market for a specific security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Funds may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Funds management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on the Fund’s NAV and remaining Funds shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Funds may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in

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protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Market Timing Risk

Because the Funds invest in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Funds shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders.

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Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, credit risk, extension risk and prepayment risk. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

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Redemption Risk

Due to a rise in interest rates or other market developments that may cause investors to move out of fixed income securities on a large scale, the Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Funds’ performance.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Funds that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

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Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

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Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received		Total Collateral Received
Balanced	$1,744,395	$1,832,205	$	—	$1,832,205
Large Cap Value	27,849,220	29,240,489		—	29,240,489
Mid-Cap Value	7,917,910	8,098,984		—	8,098,984
Small Cap Value	95,125,993	96,886,211		—	96,886,211

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2018 remain subject to examination by the Internal Revenue Service (“IRS”) except for the Garcia Hamilton Quality Bond Fund which is subject to examination by the IRS for the tax years in the three year period ended October 31, 2018.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$245,805,190	$42,097,901	$(10,741,101)	$31,356,800
Garcia Hamilton Quality Bond	313,058,086	1,294,146	(565,372)	728,774
International Equity	2,863,612,926	208,570,414	(254,991,447)	(46,421,033)
Large Cap Value	4,736,721,045	1,320,514,153	(280,879,284)	1,039,634,869
Mid-Cap Value	708,370,776	82,956,459	(62,797,291)	20,159,168
Small Cap Value	6,011,906,183	854,833,301	(388,417,004)	466,416,297
Tocqueville International Value	856,595,556	59,391,645	(71,121,402)	(11,729,757)

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Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2018, the Garcia Hamilton Quality Bond had $1,967,308 short-term and $1,124,741 long-term post RIC MOD capital loss carry forwards. The Tocqueville International Equity Value Fund had $7,258,341 short-term post RIC MOD capital loss carry forwards.

Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

During the period ended January 31, 2019, the Funds did not utilize this facility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: April 1, 2019

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: April 1, 2019